File Nos. 333-32887
                                                                      811-08325
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective Amendment No. ___                                   [ ]
      Post-Effective Amendment No. _5__                                 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment No. _6__                                                [X]

                        (Check appropriate box or boxes.)

     BMA Variable Annuity Account A
     -------------------------------
     (Exact Name of Registrant)

     Business Men's Assurance Company of America
     -------------------------------------------
     (Name of Depositor)

     700 Karnes Boulevard, Kansas City, Missouri                     64108
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (816) 753-8000

     Name and Address of Agent for Service

     David A. Gates
     Business Men's Assurance Company of America
     700 Karnes Blvd.
     Kansas City, Missouri 64108

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT  06881
          (203) 226-7866

It is proposed that this filing will become effective:

     _____ immediately upon filing pursuant to paragraph (b) of Rule 485
     _____ on (date) pursuant to paragraph (b) of Rule 485
     _____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     __X__ on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Purchase Payment Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                  Location

                                           PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Profile

Item 4.          Condensed Financial Information                          Appendix

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          BMA; The Separate
                                                                          Account; Investors Mark Series
                                                                          Fund, Inc.; Berger Institutional
                                                                          Products Trust; American Century
                                                                          Variable Portfolios, Inc.; Dreyfus
                                                                          Stock Index Fund; Dreyfus Variable
                                                                          Investment Fund; Lazard Retirement
                                                                          Series, Inc.; INVESCO Variable
                                                                          Investment Funds, Inc.

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
                                           PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Performance Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.




                                     PART A




                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                                   MAY 1, 1999

               PROFILE OF THE FIXED AND VARIABLE ANNUITY CONTRACT

     THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

     1. THE ANNUITY CONTRACT: The fixed and variable annuity contract offered by BMA is a contract between you, the owner, and Business Men's Assurance Company of America (BMA), an insurance company. The Contract provides a means for investing on a tax-deferred basis in 2 fixed account options of BMA and 17 investment portfolios. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

     We offer 2 fixed accounts (Fixed Account I and Fixed Account II). The fixed accounts offer interest rates that are guaranteed by the insurance company, BMA. For Fixed Account I, an interest rate is set at the time of each purchase payment or transfer to Fixed Account I. This initial interest rate is guaranteed for 12 months. For Fixed Account II, currently there are 3 different guarantee periods available, each with its own interest rate. If you make a withdrawal or transfer from Fixed Account II before the end of the guarantee period, it may be subject to an interest adjustment. Currently, if you purchase the Contract on or after May 1, 1999 and elect the Additional Death Benefit Option (ADBO) the amount of interest we credit to any amounts you have allocated to Fixed Account II will be reduced in consideration of the ADBO accordingly. While your money is in either fixed account, the interest your money will earn as well as your principal is guaranteed by BMA.

     This  Contract  also offers 17  investment  portfolios  which are listed in
Section 4. The returns on these portfolios are NOT guaranteed. You can lose money.

     You can put money into any or all of the investment portfolios, Fixed Account I and/or any currently available guarantee period of Fixed Account II. You can transfer between accounts up to 12 times a year without charge or tax implications during the accumulation phase and 4 times each year without charge or tax implications during the income phase. There are certain limitations on the amounts you can transfer to or from the Fixed Accounts. After 12 transfers each year during the accumulation period and four transfers each year during the income phase, the charge is $25 per transfer.

     The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

     The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.

     2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of four options (assuming you are the annuitant):

     (1)  monthly payments for your life;

     (2) monthly payments for your life, but if you die before payments have been made for the 10 or 20 year period (as you select), payments will continue to the beneficiary for the remainder of the period;

     (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you; and

     (4) monthly payments for your life and for the life of another person (usually your spouse), but if you and the other person die before payments have been made for the 10 or 20 year period (as you select), payments will continue for the remainder of the period.

Once you begin receiving regular annuity payments, you cannot change your payment plan (annuity option).

     During the income phase, you can choose from the same investment options you had during the accumulation phase. You can choose to have payments come from our general account, the available investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

     3. PURCHASE: You can buy this Contract with $10,000 or more under most circumstances. You can add $1,000 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

     4. INVESTMENT OPTIONS: You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:

MANAGED BY STANDISH, AYER & WOOD, INC.

    Intermediate Fixed Income Portfolio
    Mid Cap Equity Portfolio
    Money Market Portfolio

MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.

    Global Fixed Income Portfolio

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED

    Small Cap Equity Portfolio
    Large Cap Growth Portfolio

MANAGED BY DAVID L. BABSON & CO., INC.

    Large Cap Value Portfolio

MANAGED BY LORD, ABBETT & CO.

    Growth & Income Portfolio

MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

    Balanced Portfolio

MANAGED BY BBOI WORLDWIDE LLC
    Berger/BIAM IPT--International Fund

MANAGED BY AMERICAN CENTURY
  INVESTMENT MANAGEMENT, INC.

    VP Income & Growth
    VP Value

MANAGED BY THE DREYFUS CORPORATION

    Dreyfus Stock Index Fund
    Dreyfus Variable Investment Fund--Disciplined Stock Portfolio

MANAGED BY INVESCO FUNDS GROUP, INC.

    INVESCO VIF--High Yield Portfolio
    INVESCO VIF--Industrial Income Portfolio

MANAGED BY LAZARD ASSET MANAGEMENT

    Lazard Retirement Small Cap Portfolio

    Depending upon market conditions, you can make or lose money in any of these portfolios.

     5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

* Each year BMA deducts a $35 contract maintenance charge from your Contract. During the accumulation phase, BMA currently waives this charge if the value of your Contract is at least $100,000.

* BMA deducts a coverage charge. The amount of your coverage charge depends on the amount of your initial purchase payment (excluding amounts you select to be allocated to Fixed Account II) and, if you purchase the Contract on or after May 1, 1999, whether you select the Additional Death Benefit Option (ADBO). The coverage charge is equal, on an annual basis, to the following amounts:

                                   Initial Purchase Payment      Initial Purchase
                                   is $75,000 or more            Payment is less than
                                   (excluding amounts            $75,000
                                   allocated to Fixed
                                   Account II)

If you elect ADBO                    1.45%                         1.60%


If you do not elect
ADBO                                 1.25%                         1.40%


In certain states, the Additional Death Benefit Option may not be available and/or the lower coverage charges (1.25% and 1.45%) may not be available. If you bought your Contract before May 1, 1999, the Additional Death Benefit Option is not available. Check with your registered representative regarding availability.

* If you take your money out of the Contract, BMA may assess a withdrawal charge against each purchase payment withdrawn. The withdrawal charge is equal to:


NUMBER OF COMPLETE YEARS FROM
  DATE OF PURCHASE PAYMENT        WITHDRAWAL CHARGE
- -----------------------------  -----------------------
              0                               7%
              1                               6%
              2                               5%
              3                               4%
              4                               3%
              5                               2%
              6                               1%
      7 and thereafter                        0%

     Under some circumstances BMA may waive the withdrawal charge.

* When you begin receiving regular income payments from your annuity, BMA may assess a state premium tax charge which ranges from 0% - 4%, depending upon the state. In South Dakota, BMA will deduct the premium tax charge from each purchase payment.

* There are also daily investment charges which range, on an annual basis, from .28% to 1.50% of the average daily value of the investment portfolio depending upon the investment portfolio.

     The following charts are designed to help you to understand the expenses in the Contract. There are four charts below.

     Chart 1 assumes your initial purchase payment is $75,000 or more (excluding amounts allocated to Fixed Account II) and you elect the ADBO.

     Chart 2 assumes your initial purchase payment is $75,000 or more (excluding amounts allocated to Fixed Account II) and you do not elect the ADBO.

     Chart 3 assumes your initial purchase payment is less than $75,000 and you elect the ADBO.

     Chart 4 assumes your initial purchase payment is less than $75,000 and you do not elect the ADBO.

     The column "Total Annual Expenses" shows the total of the $35 contract maintenance charge (which has been converted to a percentage and is represented as .04% in Charts 1 and 2 and .14% below in Charts 3 and 4), the coverage charge and the investment expenses for each investment portfolio. The next two columns in each chart show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charge. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge.

     The premium tax is assumed to be 0% in the examples.


CHART 1  (INITIAL  PURCHASE  PAYMENT  IS  $75,000  OR  MORE,  EXCLUDING  AMOUNTS
ALLOCATED TO FIXED ACCOUNT II, AND YOU ELECT ADBO)

                                                                                                          EXAMPLES:
                                                                              TOTAL                      TOTAL ANNUAL
                                                            TOTAL ANNUAL     ANNUAL        TOTAL     EXPENSES AT END OF:
                                                              INSURANCE     PORTFOLIO     ANNUAL        (1)        (2)
                                                               CHARGES      EXPENSES     EXPENSES     1 YEAR    10 YEARS
                                                            -------------  -----------  -----------  ---------  ---------
MANAGED BY STANDISH, AYER & WOOD, INC.
Intermediate Fixed Income Portfolio....................         1.49%
Mid Cap Equity Portfolio...............................         1.49%
Money Market Portfolio.................................         1.49%

MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.
Global Fixed Income Portfolio..........................         1.49%

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED
Small Cap Equity Portfolio.............................         1.49%
Large Cap Growth Portfolio.............................         1.49%

MANAGED BY DAVID L. BABSON & CO., INC.
Large Cap Value Portfolio..............................         1.49%

MANAGED BY LORD, ABBETT & CO.
Growth & Income Portfolio..............................         1.49%

MANAGED BY  KORNITZER CAPITAL MANAGEMENT, INC.
Balanced Portfolio.....................................         1.49%

MANAGED BY BBOI WORLDWIDE LLC
Berger/BIAM IPT--International Fund....................         1.49%

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
VP Value...............................................         1.49%
VP Income & Growth.....................................         1.49%

MANAGED BY THE DREYFUS CORPORATION
Dreyfus Stock Index Fund...............................         1.49%

Dreyfus Variable Investment Fund--Disciplined Stock
   Portfolio...........................................         1.49%

MANAGED BY INVESCO FUNDS GROUP, INC.
INVESCO VIF--High Yield Portfolio......................         1.49%
INVESCO VIF--Industrial Income Portfolio...............         1.49%

MANAGED BY LAZARD ASSET MANAGEMENT
Lazard Retirement Small Cap Portfolio..................         1.49%

CHART 2 (INITIAL PURCHASE PAYMENT IS $75,000 OR MORE, EXCLUDING AMOUNTS ALLOCATED TO FIXED ACCOUNT II, AND YOU DO NOT ELECT ADBO)

                                                                                                           EXAMPLES:
                                                                               TOTAL                      TOTAL ANNUAL
                                                             TOTAL ANNUAL     ANNUAL        TOTAL     EXPENSES AT END OF:
                                                               INSURANCE     PORTFOLIO     ANNUAL        (1)        (2)
                                                                CHARGES      EXPENSES     EXPENSES     1 YEAR    10 YEARS
                                                             -------------  -----------  -----------  ---------  ---------
MANAGED BY STANDISH, AYER & WOOD, INC.
Intermediate Fixed Income Portfolio........................         1.29%          .80%        2.09%  $   91.71  $  246.88
Mid Cap Equity Portfolio...................................         1.29%          .90%        2.19%  $   92.73  $  257.35
Money Market Portfolio.....................................         1.29%          .50%        1.79%  $   88.61  $  214.76

MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.
Global Fixed Income Portfolio..............................         1.29%         1.00%        2.29%  $   93.76  $  267.71

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED
Small Cap Equity Portfolio.................................         1.29%         1.05%        2.34%  $   94.27  $  272.85
Large Cap Growth Portfolio.................................         1.29%          .90%        2.19%  $   92.73  $  257.35

MANAGED BY DAVID L. BABSON & CO., INC.
Large Cap Value Portfolio..................................         1.29%          .90%        2.19%  $   92.73  $  257.35

MANAGED BY LORD, ABBETT & CO.

Growth & Income Portfolio..................................         1.29%          .90%        2.19%  $   92.73  $  257.35

MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.
Balanced Portfolio.........................................         1.29%          .90%        2.19%  $   92.73  $  257.35

MANAGED BY BBOI WORLDWIDE LLC
Berger/BIAM IPT--International Fund........................         1.29%         1.20%        2.49%  $   95.81  $  288.10

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
VP Value...................................................         1.29%         1.00%        2.29%  $   93.76  $  267.71
VP Income & Growth.........................................         1.29%         0.70%        1.99%  $   90.68  $  236.29

MANAGED BY THE DREYFUS CORPORATION
Dreyfus Stock Index Fund...................................         1.29%         0.28%        1.57%  $   86.34  $  190.54
Dreyfus Variable Investment Fund--Disciplined Stock
 Portfolio.................................................         1.29%         1.02%        2.31%  $   93.97  $  269.77

MANAGED BY INVESCO FUNDS GROUP, INC.
INVESCO VIF--High Yield Portfolio..........................         1.29%         0.87%        2.16%  $   92.42  $  254.22
INVESCO VIF--Industrial Income Portfolio...................         1.29%         0.95%        2.24%  $   93.25  $  262.55

MANAGED BY LAZARD ASSET MANAGEMENT

Lazard Retirement Small Cap Portfolio......................         1.29%         1.50%        2.79%  $   98.88  $  317.85

CHART 3 (INITIAL PURCHASE PAYMENT IS LESS THAN $75,000 AND YOU ELECT ADBO)
                                                                                                          EXAMPLES
                                                                             TOTAL                       TOTAL ANNUAL
                                                            TOTAL ANNUAL     ANNUAL       TOTAL      EXPENSES AT END OF:
                                                              INSURANCE     PORTFOLIO     ANNUAL        (1)        (2)
                                                               CHARGES      EXPENSES     EXPENSES     1 YEAR    10 YEARS
                                                            -------------  -----------  -----------  ---------  ---------
MANAGED BY STANDISH, AYER & WOOD, INC.
Intermediate Fixed Income Portfolio....................         1.74%
Mid Cap Equity Portfolio...............................         1.74%
Money Market Portfolio.................................         1.74%

MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.
Global Fixed Income Portfolio..........................         1.74%

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED
Small Cap Equity Portfolio.............................         1.74%
Large Cap Growth Portfolio.............................         1.74%

MANAGED BY DAVID L. BABSON & CO., INC.
Large Cap Value Portfolio..............................         1.74%

MANAGED BY LORD, ABBETT & CO.
Growth & Income Portfolio..............................         1.74%

MANAGED BY  KORNITZER CAPITAL MANAGEMENT, INC.
Balanced Portfolio.....................................         1.74%

MANAGED BY BBOI WORLDWIDE LLC
Berger/BIAM IPT--International Fund....................         1.74%

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
VP Value...............................................         1.74%
VP Income & Growth.....................................         1.74%

MANAGED BY THE DREYFUS CORPORATION
Dreyfus Stock Index Fund...............................         1.74%
Dreyfus Variable Investment Fund--Disciplined Stock
   Portfolio...........................................         1.74%

MANAGED BY INVESCO FUNDS GROUP, INC.
INVESCO VIF--High Yield Portfolio......................         1.74%
INVESCO VIF--Industrial Income Portfolio...............         1.74%

MANAGED BY LAZARD ASSET MANAGEMENT
Lazard Retirement Small Cap Portfolio..................         1.74%

CHART 4  (INITIAL  PURCHASE  PAYMENT IS LESS THAN  $75,000  AND YOU DO NOT ELECT
ADBO)

                                                                                                          EXAMPLES:
                                                                              TOTAL                      TOTAL ANNUAL
                                                            TOTAL ANNUAL     ANNUAL        TOTAL     EXPENSES AT END OF:
                                                              INSURANCE     PORTFOLIO     ANNUAL        (1)        (2)
                                                               CHARGES      EXPENSES     EXPENSES     1 YEAR    10 YEARS
                                                            -------------  -----------  -----------  ---------  ---------
MANAGED BY STANDISH, AYER & WOOD, INC.
Intermediate Fixed Income Portfolio.......................         1.54%          .80%        2.34%  $   94.25  $  272.59
Mid Cap Equity Portfolio..................................         1.54%          .90%        2.44%  $   95.27  $  282.79
Money Market Portfolio....................................         1.54%          .50%        2.04%  $   91.16  $  241.30

MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.
Global Fixed Income Portfolio.............................         1.54%         1.00%        2.54%  $   96.30  $  292.89

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED
Small Cap Equity Portfolio................................         1.54%         1.05%        2.59%  $   96.81  $  297.89
Large Cap Growth Portfolio................................         1.54%          .90%        2.44%  $   95.27  $  282.79

MANAGED BY DAVID L. BABSON & CO., INC.
Large Cap Value Portfolio.................................         1.54%          .90%        2.44%  $   95.27  $  282.79

MANAGED BY LORD, ABBETT & CO.
Growth & Income Portfolio.................................         1.54%          .90%        2.44%  $   95.27  $  282.79

MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.
Balanced Portfolio........................................         1.54%          .90%        2.44%  $   95.27  $  282.79

MANAGED BY BBOI WORLDWIDE LLC
Berger/BIAM IPT--International Fund.......................         1.54%         1.20%        2.74%  $   98.35  $  312.75

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
VP Value..................................................         1.54%         1.00%        2.54%  $   96.30  $  292.89
VP Income & Growth........................................         1.54%         0.70%        2.24%  $   93.22  $  262.27

MANAGED BY THE DREYFUS CORPORATION
Dreyfus Stock Index Fund..................................         1.54%         0.28%        1.82%  $   88.89  $  217.69
Dreyfus Variable Investment Fund--Disciplined Stock
 Portfolio................................................         1.54%         1.02%        2.56%  $   96.50  $  294.89

MANAGED BY INVESCO FUNDS GROUP, INC.
INVESCO VIF--High Yield Portfolio.........................         1.54%         0.87%        2.41%  $   94.97  $  279.74
INVESCO VIF--Industrial Income Portfolio..................         1.54%         0.95%        2.49%  $   95.79  $  287.85

MANAGED BY LAZARD ASSET MANAGEMENT
Lazard Retirement Small Cap Portfolio.....................         1.54%         1.50%        3.04%  $  101.41  $  341.73


     The expenses in the charts above reflect the expense reimbursements or fee waivers by the fund managers. For the newly formed Portfolios, the expenses have been estimated. For more detailed information, see the Fee Table in the prospectus for the Contract.

     6. TAXES: Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

     7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. Each purchase payment you add to your Contract has its own 7 year withdrawal charge period. After BMA has had a payment for 7 years, there is no charge for withdrawals. So long as you have not made another withdrawal during the same Contract year, a withdrawal of up to 10% of the Contract value withdrawn is not subject to a withdrawal charge. Withdrawals in excess of that will be charged a withdrawal charge which ranges from 7% in the first year and declines to 0% after the seventh year. Of course, you may also have to pay income tax and a tax penalty on any money you take out.

     8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment portfolios you choose. The following chart shows total returns for the Contract for the calendar year ended December 31, 1998. These numbers reflect the applicable coverage charge, the contract maintenance charge and the operating expenses of the portfolios. They do not reflect the withdrawal charge, which if included, would reduce the performance shown. Past performance is not a guarantee of future results.

     Column I reflects performance assuming your initial purchase payment is $75,000 or more (excluding amounts allocated to Fixed Account II) and you elect the Additional Death Benefit Option (ADBO).

     Column II reflects performance assuming your initial purchase payment is $75,000 or more (excluding amounts allocated to Fixed Account II) and you do not elect the ADBO.

     Column III reflects performance assuming your initial purchase payment is less than $75,000 and you elect the ADBO.

     Column IV reflects performance assuming your initial purchase payment is less than $75,000 and you do not elect the ADBO.

     Performance is not shown for the VP Value, VP Income & Growth, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund-Disciplined Stock Portfolio, INVESCO VIF-High Yield Portfolio, INVESCO VIF-Industrial Income Portfolio and Lazard Retirement Small Cap Portfolio because they were first offered under the Contract on December 31, 1998.

                                                                 CALENDAR YEAR 1998
                                                                 -------------------

                                            COLUMN I       COLUMN II       COLUMN III       COLUMN IV
                                            ----------------------------------------------------------
Intermediate Fixed Income ............
Mid Cap Equity .......................
Money Market .........................
Global Fixed Income ..................
Small Cap Equity .....................
Large Cap Growth .....................
Large Cap Value ......................
Growth & Income ......................
Balanced .............................
Berger/BIAM IPT--International .......


     9. DEATH BENEFIT: If you die before moving to the income phase, the beneficiary will receive a death benefit.

During the first Contract year, this death benefit will be the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2) the value of your Contract.

During the second and subsequent years, the death benefit will be the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2) the value of your Contract; or

     (3) the highest year end death benefit value. The year end death benefit value is the Contract value on the last day of each Contract year prior to your 81st birthday, plus payments you have made, less withdrawals and charges since that day.

If the beneficiary is your spouse and elects to continue the Contract after you die, special rules apply.

This death benefit may not be available in your state, in which case the death benefit will be the greater of: (1) the payments you have made, less any money you have taken out and related withdrawal charges, or (2) the value of your Contract.


     If you purchase your Contract on or after May 1, 1999, you can elect the Additional Death Benefit Option at the time you buy the Contract. The Additional Death Benefit is equal to 15% of the excess of (a) over (b), where

a) is the lesser of

     (1) the Contract value on the date BMA receives at its Service Center proof of death and any other necessary documents, or

     (2) the Contract value on your 81st birthday, if proof of death arrives at the BMA Service Center after your 81st birthday; and

b) is the sum of the purchase payments you have made.

     If the beneficiary is your spouse and elects to continue the Contract after you die, special rules apply.

    10.  OTHER INFORMATION:

     FREE-LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your Contract is worth on the day we receive your request. This may be more or less than your original payment. If we are required by law to return your original payment or if you have purchased the Contract as an Individual Retirement Annuity (IRA), you will receive back the greater of your purchase payment (less withdrawals), or the Contract value and we will put your money in the Money Market Portfolio for 15 days (or the period required in your state).

     NO PROBATE. In most cases, when you die, the beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

     WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

     ADDITIONAL FEATURES. The Contract has additional features you might be interested in. These include:

     - You can arrange to have money automatically sent to you (monthly, quarterly, semi-annually or annually) while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. You may also have to pay a penalty tax on money you receive. We call this feature the Automatic Withdrawal Program.

     - If you purchased the Contract under an Individual Retirement Annuity, you can arrange to have money sent to you periodically to meet certain required distribution requirements imposed by the Internal Revenue Code. We call this feature the Minimum Distribution Program.

     - You can arrange to have a regular amount of money automatically transferred from the Money Market Portfolio or Fixed Account I to the investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature the Dollar Cost Averaging Option.

     - BMA will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature the Asset Rebalancing Option.

     - Under certain circumstances, BMA will give you your money without a withdrawal charge if you are in a nursing home, or become totally disabled, terminally ill, involuntarily unemployed or divorced. Of course, you'll have to pay taxes on money you receive. You may also have to pay a penalty tax on the money you receive.

     These features may not be available in your state and may not be suitable for your particular situation.

     11. INQUIRIES: If you need more information about buying a Contract, please contact us at our Service Center:

        BMA
        PO Box 412879
        Kansas City, Missouri 64141-2879
        1-888-262-8131

                         THE FIXED AND VARIABLE ANNUITY

                                   ISSUED BY

                         BMA VARIABLE ANNUITY ACCOUNT A

                                      AND

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

     This prospectus describes the Fixed and Variable Annuity Contract offered by Business Men's Assurance Company of America (BMA).

     The annuity contract has 19 investment choices--2 FIXED ACCOUNT options and 17 INVESTMENT PORTFOLIOS listed below. The 17 INVESTMENT PORTFOLIOS are part of Investors Mark Series Fund, Inc., Berger Institutional Products Trust, American Century Variable Portfolios, Inc., Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund, INVESCO Variable Investment Funds, Inc. and Lazard Retirement Series, Inc. You can put your money in Fixed Account I, any currently available GUARANTEE PERIOD of Fixed Account II and/or any of these INVESTMENT PORTFOLIOS.

INVESTORS MARK SERIES FUND, INC.

  MANAGED BY STANDISH, AYER & WOOD, INC.

    Intermediate Fixed Income Portfolio
    Mid Cap Equity Portfolio
    Money Market Portfolio

  MANAGED BY STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P.

    Global Fixed Income Portfolio

  MANAGED BY STEIN ROE & FARNHAM, INCORPORATED

    Small Cap Equity Portfolio
    Large Cap Growth Portfolio

  MANAGED BY DAVID L. BABSON & CO., INC.

    Large Cap Value Portfolio

  MANAGED BY LORD, ABBETT & CO.

    Growth & Income Portfolio

  MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

    Balanced Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST

  MANAGED BY BBOI WORLDWIDE LLC

    Berger/BIAM IPT--International Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

    VP Income & Growth
    VP Value

DREYFUS STOCK INDEX FUND

  MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND

  MANAGED BY THE DREYFUS CORPORATION

    Disciplined Stock Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

  MANAGED BY INVESCO FUNDS GROUP, INC.

    INVESCO VIF--High Yield Portfolio
    INVESCO VIF--Industrial Income Portfolio

LAZARD RETIREMENT SERIES, INC.

  MANAGED BY LAZARD ASSET MANAGEMENT

    Lazard Retirement Small Cap Portfolio

     Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BMA Fixed and Variable Annuity Contract.

     To learn more about the BMA Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page ___ of this prospectus. For a free copy of the SAI, call us at 1-800-423-9398 or write us at: 9735 Landmark Parkway Drive, St. Louis, MO 63127-1690.


The Contracts:

o  are not bank deposits
o  are not federally insured
o  are not endorsed by any bank or government agency
o  are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

May 1, 1999.


                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
INDEX OF SPECIAL TERMS....................................................
FEE TABLE.................................................................
EXAMPLES..................................................................
1.  THE ANNUITY CONTRACT..................................................
2.  ANNUITY PAYMENTS (THE INCOME PHASE)...................................
3.  PURCHASE..............................................................
     Purchase Payments....................................................
     Allocation of Purchase Payments......................................
     Accumulation Units...................................................
4.  INVESTMENT OPTIONS....................................................
     Transfers............................................................
     Dollar Cost Averaging Option.........................................
     Asset Rebalancing Option.............................................
     Asset Allocation Option..............................................
     Voting Rights........................................................
     Substitution.........................................................
5.  EXPENSES..............................................................
     Coverage Charge......................................................
     Contract Maintenance Charge..........................................
     Withdrawal Charge....................................................
     Waiver of Withdrawal Charge Benefits.................................
     Reduction or Elimination of the Withdrawal Charge....................
     Premium Taxes........................................................
     Transfer Fee.........................................................
     Income Taxes.........................................................
     Investment Portfolio Expenses........................................
6.  TAXES.................................................................
     Annuity Contracts in General.........................................
     Qualified and Non-Qualified Contracts................................
     Withdrawals--Non-Qualified Contracts.................................
     Withdrawals--Qualified Contracts.....................................
     Death Benefits.......................................................
     Diversification......................................................
7.  ACCESS TO YOUR MONEY..................................................
     Automatic Withdrawal Program.........................................
     Minimum Distribution Program.........................................
8.  PERFORMANCE...........................................................
9.  DEATH BENEFIT.........................................................
     Upon Your Death......................................................
     Death of Annuitant...................................................
10. OTHER INFORMATION.....................................................
     BMA..................................................................
     Year 2000............................................................
     The Separate Account.................................................
     Distributor..........................................................
     Administration.......................................................
     Ownership............................................................
     Beneficiary..........................................................
     Assignment...........................................................
     Suspension of Payments or Transfers..................................
     Financial Statements.................................................
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..............
APPENDIX A-CONDENSED FINANCIAL INFORMATION................................
APPENDIX B-ADDITIONAL DEATH BENEFIT OPTION................................

                             INDEX OF SPECIAL TERMS

     We have written this prospectus to make it as understandable as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They appear in the text in italic and the page that is indicated below is where we believe you will find the best explanation for the word or term.

                                                                            PAGE
                                                                            ----
Accumulation Phase........................................................
Accumulation Unit.........................................................
Annuitant.................................................................
Annuity Date..............................................................
Annuity Options...........................................................
Annuity Payments..........................................................
Annuity Unit..............................................................
Beneficiary...............................................................
Fixed Account.............................................................
Guarantee Period..........................................................
Income Phase..............................................................
Investment Portfolios.....................................................
Joint Owner...............................................................
Non-Qualified.............................................................
Owner.....................................................................
Purchase Payment..........................................................
Qualified.................................................................
Tax Deferral..............................................................

                                   FEE TABLE

     The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as the INVESTMENT PORTFOLIOS.

OWNER TRANSACTION EXPENSES

     Withdrawal Charge (as a percentage of PURCHASE PAYMENT withdrawn) (See Note 1 below)

  NUMBER OF COMPLETE YEARS
FROM DATE OF PURCHASE PAYMENT  WITHDRAWAL CHARGE
- -----------------------------  -----------------
0                                     7%
1                                     6%
2                                     5%
3                                     4%
4                                     3%
5                                     2%
6                                     1%
7 and thereafter                      0%

    Transfer Fee (see Note 2 below)

          No charge for first 12 transfers in a contract year during the ACCUMULATION PHASE and no charge for four transfers in a contract year during the INCOME PHASE; thereafter, the fee is $25 per transfer.

CONTRACT MAINTENANCE CHARGE (see Note 3 below) . . . $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a percentage of average account value)

Mortality and Expense Risk Fees and Account Fees and Expenses (See Note 4 below).

                              IF INITIAL PURCHASE
                              PAYMENT IS $75,000 OR
                              MORE (excluding               IF INITIAL PURCHASE
                              amounts allocated to          PAYMENT IS LESS THAN
                              Fixed Account II)             $75,000

If you elect
Additional Death
Benefit Option                          1.45%                         1.60%


If you do not elect
Additional Death
Benefit Option                          1.25%                         1.40%


INVESTMENT PORTFOLIO EXPENSES
  (as a percentage of the average daily net assets of an INVESTMENT PORTFOLIO)

                                                                                                 TOTAL ANNUAL
                                                                          OTHER EXPENSES      PORTFOLIO EXPENSES
                                                                          (AFTER EXPENSE        (AFTER EXPENSE
                                                                           REIMBURSEMENT        REIMBURSEMENT
                                                              12b-1       WITH RESPECT TO      WITH RESPECT TO
                                          MANAGEMENT FEES     FEES      CERTAIN PORTFOLIOS)  CERTAIN PORTFOLIOS)
                                          ---------------  -----------  -------------------  --------------------
INVESTORS MARK SERIES FUND, INC.(a)

MANAGED BY STANDISH, AYER & WOOD, INC.

  Intermediate Fixed Income Portfolio...          .60%            --              .20%                 .80%
  Mid Cap Equity Portfolio..............          .80%            --              .10%                 .90%
  Money Market Portfolio................          .40%            --              .10%                 .50%

MANAGED BY STANDISH INTERNATIONAL
 MANAGEMENT COMPANY, L.P.

  Global Fixed Income Portfolio.........          .75%            --              .25%                1.00%

MANAGED BY STEIN ROE & FARNHAM,
 INCORPORATED

  Small Cap Equity Portfolio............          .95%            --              .10%                1.05%
  Large Cap Growth Portfolio............          .80%            --              .10%                 .90%

MANAGED BY DAVID L. BABSON & CO., INC.

  Large Cap Value Portfolio.............          .80%            --              .10%                 .90%

MANAGED BY LORD, ABBETT & CO.

  Growth & Income Portfolio.............          .80%            --              .10%                 .90%

MANAGED BY KORNITZER CAPITAL MANAGEMENT,
 INC.

  Balanced Portfolio....................          .80%            --              .10%                 .90%

BERGER INSTITUTIONAL PRODUCTS TRUST

MANAGED BY BBOI WORLDWIDE LLC

  Berger/BIAM IPT--International
    Fund(b).............................          .00%            --             1.20%                1.20%

AMERICAN CENTURY VARIABLE PORTFOLIOS,
 INC.

MANAGED BY AMERICAN CENTURY INVESTMENT
 MANAGEMENT, INC.

  VP Value..............................         1.00%            --              .00%                1.00%
  VP Income & Growth....................          .70%            --              .00%                 .70%

DREYFUS STOCK INDEX FUND................          .25%            --              .03%                 .28%

  MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND

MANAGED BY THE DREYFUS CORPORATION

  Disciplined Stock Portfolio...........          .75%            --              .27%                1.02%

INVESCO VARIABLE INVESTMENT FUNDS, INC.

MANAGED BY INVESCO FUNDS GROUP, INC.

  INVESCO VIF--High Yield
    Portfolio(c)........................          .60%            --              .27%                 .87%
  INVESCO VIF--Industrial Income
    Portfolio(c)........................          .75%            --              .20%                 .95%

LAZARD RETIREMENT SERIES, INC.

MANAGED BY LAZARD ASSET MANAGEMENT

  Lazard Retirement Small Cap
    Portfolio(d)........................          .75%           .25%             .50%                1.50%

a. Investors Mark Advisors, LLC has voluntarily agreed to reimburse expenses of each Portfolio of Investors Mark Series Fund, Inc. through April 30, 1999 so that the annual expenses do not exceed the amounts set forth above under "Total Annual Portfolio Expenses" for each Portfolio. Absent such expense reimbursement, the Total Annual Portfolio Expenses are estimated to be: 2.04% for the Intermediate Fixed Income Portfolio; 1.10% for the Mid Cap Equity Portfolio; 1.15% for the Money Market Portfolio; 2.04% for the Global Fixed Income Portfolio; 1.25% for the Small Cap Equity Portfolio; 1.02% for the Large Cap Growth and Large Cap Value Portfolios; and 1.10% for the Growth & Income and Balanced Portfolios.

b. BBOI Worldwide LLC has voluntarily agreed to waive its advisory fee and expects to voluntarily reimburse the Berger/BIAM IPT--International Fund for additional expenses to the extent that normal operating expenses in any fiscal year, including the management fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, of the Fund exceed 1.20% of the Fund's average daily net assets. Absent the voluntary waiver and reimbursement, the management fee for the Fund would be .90% and its "Total Annual Portfolio Expenses" are estimated to be 3.83%.

c. Certain expenses are being absorbed voluntarily by the investment adviser. In the absence of such voluntary expense limitation, the Other Expenses and Total Operating Expenses for the fiscal period ended December 31, 1997 would have been .34% and .94% for the INVESCO VIF--High Yield Portfolio and .22% and .97% for the INVESCO--VIF Industrial Income Portfolio. With respect to the INVESCO VIF--Industrial Income Portfolio and the INVESCO VIF--High Yield Portfolio, certain fund expenses are absorbed voluntarily by INVESCO Funds Group, Inc. (IFG) pursuant to a commitment to limit the INVESCO VIF--Industrial Income Portfolio's annual expenses to no more than .90% of the Fund's average net assets prior to July 6, 1998 and to no more than 1.15% of the Fund's average net assets effective July 6, 1998 and to limit the INVESCO VIF--High Yield Portfolio's annual expenses to no more than .80% of the Fund's average net assets prior to July 6, 1998 and to no more than 1.05% of the Fund's average net assets effective July 6, 1998. The Fund reimburses IFG for its costs in providing, or assuring that participating insurance companies provide, certain services in an amount up to $10,000 per year (base fee), plus .015% of the net assets of the Fund, plus effective July 6, 1998, an additional .25% of gross new assets (new sales of shares, exchanges into the Fund and reinvestment of dividends and capital gains distributions) of the Fund (incremental fees). IFG may pay all or a portion of the base fee and the incremental fees to other companies that assist in providing the services. If the additional 0.25% administrative services fee had been charged during the fiscal year ended December 31, 1997, the Fund estimates that "Other Expenses" and "Total Operating Expenses" would have been .59% and 1.19%, respectively for the INVESCO VIF--High Yield Portfolio and .47% and 1.22%, respectively for the INVESCO VIF-- Industrial Income Portfolio.

     It should be noted that the Portfolios' actual expenses were lower than the figures shown because the Portfolios' custodian fees and pricing expenses were reduced under expense offset arrangements. However, as a result of an SEC requirement for mutual funds to state their total operating expenses without crediting any such expense offsetting arrangements, the figures shown above do not reflect these reductions.

d. The Investment Manager has agreed to voluntarily reimburse expenses to the extent total Fund expenses exceed, on an annual basis, 1.50% of the Fund's average net assets. The Investment Manager has advised BMA that it will continue its voluntary expense reimbursement arrangement through May 1, 1999. Fees and expenses for the Lazard Retirement Small Cap Portfolio are based on estimates for the current fiscal year. Absent such arrangement, the expenses for the Lazard Retirement Small Cap Portfolio for the current fiscal year are estimated to be 13.19%.

                                    EXAMPLES

    There are four sets of examples below.

* Example 1 assumes your initial PURCHASE PAYMENT is $75,000 or more (excluding amounts you select to be allocated to Fixed Account II) and you elect the Additional Death Benefit Option (ADBO).

* Example 2 assumes your initial PURCHASE PAYMENT is $75,000 or more (excluding amounts you select to be allocated to Fixed Account II) and you do not elect the ADBO.

* Example 3 assumes your initial PURCHASE PAYMENT is less than $75,000 and you elect the ADBO.

* Example 4 assumes your initial PURCHASE PAYMENT is less than $75,000 and you do not elect the ADBO.

     Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

     The assumed average contract size is $100,000 in Examples 1 and 2 and $25,000 in Examples 3 and 4.

     The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.


EXAMPLE 1:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming your initial PURCHASE PAYMENT is $75,000 or more and you elect the ADBO:

     (a)  if you surrender the contract at the end of each time period;

     (b) if you do not surrender the contract or if your contract value is applied to an ANNUITY OPTION with a life contingency or another ANNUITY OPTION with an ANNUITY PAYMENT period of more than 5 years.

                                                                                                    TIME PERIODS
                                                                                                  -----------------
                                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                                         -------   -------    -------    --------
INVESTORS MARK SERIES FUND, INC.

MANAGED BY STANDISH, AYER & WOOD, INC.



Intermediate Fixed Income Portfolio....................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
Mid Cap Equity Portfolio...............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
Money Market Portfolio.................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY STANDISH INTERNATIONAL
  MANAGEMENT COMPANY, L.P.

Global Fixed Income Portfolio..........................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED

Small Cap Equity Portfolio.............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
Large Cap Growth Portfolio.............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY DAVID L. BABSON & CO., INC.

Large Cap Value Portfolio..............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY LORD, ABBETT & CO.

Growth & Income Portfolio..............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

Balanced Portfolio.....................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
BERGER INSTITUTIONAL PRODUCTS TRUST

MANAGED BY BBOI WORLDWIDE LLC

Berger/BIAM IPT--International Fund....................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

VP Value...............................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
VP Income & Growth.....................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)


DREYFUS STOCK INDEX FUND...............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND
MANAGED BY THE DREYFUS CORPORATION

Disciplined Stock Portfolio............................................................  a)       a)           a)         a)
                                                                                         b)       b)           b)         b)
INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.

INVESCO VIF--High Yield Portfolio......................................................  a)       a)           a)         a)
                                                                                         b)       b)           b)         b)
INVESCO VIF--Industrial Income Portfolio...............................................  a)       a)           a)         a)
                                                                                         b)       b)           b)         b)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT

Lazard Retirement Small Cap Portfolio.................................................  a)        a)           a)         a)
                                                                                        b)        b)           b)         b)


EXAMPLE 2:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming your initial PURCHASE PAYMENT is $75,000 or more and you do not elect the ADBO:

     (a)  if you surrender the contract at the end of each time period;

     (b) if you do not surrender the contract or if your contract value is applied to an ANNUITY OPTION with a life contingency or another ANNUITY OPTION with an ANNUITY PAYMENT period of more than 5 years.

                                                                                                    TIME PERIODS
                                                                                                  -----------------
                                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                                         -------   -------    -------    --------
INVESTORS MARK SERIES FUND, INC.

MANAGED BY STANDISH, AYER & WOOD, INC.

  Intermediate Fixed Income Portfolio..................................................  a) $91.71 a) $111.54  a)         a)
                                                                                         b) $21.71 b) $ 66.98  b)         b)
  Mid Cap Equity Portfolio.............................................................  a) $92.73 a) $114.66  a)         a)
                                                                                         b) $22.73 b) $ 70.08  b)         b)
  Money Market Portfolio...............................................................  a) $88.61 a) $102.13  a)         a)
                                                                                         b) $18.61 b) $ 57.62  b)         b)

MANAGED BY STANDISH INTERNATIONAL
 MANAGEMENT COMPANY, L.P.

  Global Fixed Income Portfolio........................................................  a) $93.76 a) $117.76  a)         a)
                                                                                         b) $23.76 b) $ 73.17  b)         b)

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED
  Small Cap Equity Portfolio...........................................................  a) $94.27 a) $119.31  a)         a)
                                                                                         b) $24.27 b) $ 74.71  b)         b)
  Large Cap Growth Portfolio...........................................................  a) $92.73 a) $114.66  a)         a)
                                                                                         b) $22.73 b) $ 70.08  b)         b)

MANAGED BY DAVID L. BABSON & CO., INC.

  Large Cap Value Portfolio............................................................  a) $92.73 a) $114.66  a)         a)
                                                                                         b) $22.73 b) $ 70.08  b)         b)

MANAGED BY LORD, ABBETT & CO.

  Growth & Income Portfolio............................................................  a) $92.73 a) $114.66  a)         a)
                                                                                         b) $22.73 b) $ 70.88  b)         b)

MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

  Balanced Portfolio...................................................................  a) $92.73 a) $114.66  a)         a)
                                                                                         b) $22.73 b) $ 70.08  b)         b)
BERGER INSTITUTIONAL PRODUCTS TRUST

MANAGED BY BBOI WORLDWIDE LLC

  Berger/BIAM IPT--International Fund..................................................  a) $95.81 a) $123.95  a)         a)
                                                                                         b) $25.81 b) $ 79.32  b)         b)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

  VP Value.............................................................................  a) $93.76 a) $117.76  a)         a)
                                                                                         b) $23.76 b) $ 73.17  b)         b)
  VP Income & Growth...................................................................  a) $90.68 a) $108.41  a)         a)
                                                                                         b) $20.68 b) $ 63.86  b)         b)

DREYFUS STOCK INDEX FUND...............................................................  a) $86.34 a) $ 95.17  a)         a)
                                                                                         b) $16.34 b) $ 50.70  b)         b)
  MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND
MANAGED BY THE DREYFUS CORPORATION

  Disciplined Stock Portfolio..........................................................  a) $93.97 a) $118.38  a)         a)
                                                                                         b) $23.97 b) $ 73.78  b)         b)

INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.

  INVESCO VIF--High Yield Portfolio....................................................  a) $92.42 a) $113.72  a)         a)
                                                                                         b) $22.42 b) $ 69.15  b)         b)
  INVESCO VIF--Industrial Income Portfolio.............................................  a) $93.25 a) $116.21  a)         a)
                                                                                         b) $23.25 b) $ 71.62  b)         b)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT
  Lazard Retirement Small Cap Portfolio................................................  a) $98.88 a) $133.16  a)         a)
                                                                                         b) $28.88 b) $ 88.48  b)         b)

EXAMPLE 3:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming your initial PURCHASE PAYMENT is less than $75,000 and you elect the ADBO:

     (a)  if you surrender the contract at the end of each time period;

     (b) if you do not surrender the contract or if your contract value is applied to an ANNUITY OPTION with a life contingency or another ANNUITY OPTION with an ANNUITY PAYMENT period of more than 5 years.


                                                                                                    TIME PERIODS
                                                                                                  -----------------
                                                                                         1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                                                         -------   -------    -------    --------
INVESTORS MARK SERIES FUND, INC.

MANAGED BY STANDISH, AYER & WOOD, INC.



Intermediate Fixed Income Portfolio....................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
Mid Cap Equity Portfolio...............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
Money Market Portfolio.................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY STANDISH INTERNATIONAL
  MANAGEMENT COMPANY, L.P.

Global Fixed Income Portfolio..........................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY STEIN ROE & FARNHAM, INCORPORATED

Small Cap Equity Portfolio.............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
Large Cap Growth Portfolio.............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY DAVID L. BABSON & CO., INC.

Large Cap Value Portfolio..............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY LORD, ABBETT & CO.

Growth & Income Portfolio..............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

Balanced Portfolio.....................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
BERGER INSTITUTIONAL PRODUCTS TRUST

MANAGED BY BBOI WORLDWIDE LLC

Berger/BIAM IPT--International Fund....................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

VP Value...............................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)
VP Income & Growth.....................................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)


DREYFUS STOCK INDEX FUND...............................................................  a)        a)          a)         a)
                                                                                         b)        b)          b)         b)

MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND
MANAGED BY THE DREYFUS CORPORATION

Disciplined Stock Portfolio............................................................  a)       a)           a)         a)
                                                                                         b)       b)           b)         b)
INVESCO VARIABLE INVESTMENT FUNDS, INC.
MANAGED BY INVESCO FUNDS GROUP, INC.

INVESCO VIF--High Yield Portfolio......................................................  a)       a)           a)         a)
                                                                                         b)       b)           b)         b)
INVESCO VIF--Industrial Income Portfolio...............................................  a)       a)           a)         a)
                                                                                         b)       b)           b)         b)

LAZARD RETIREMENT SERIES, INC.
MANAGED BY LAZARD ASSET MANAGEMENT

Lazard Retirement Small Cap Portfolio.................................................  a)        a)           a)         a)
                                                                                        b)        b)           b)         b)

EXAMPLE 4:

     You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and assuming your initial PURCHASE PAYMENT is less than $75,000 and you do not elect the ADBO:

     (a)  if you surrender the contract at the end of each time period;

     (b) if you do not surrender the contract or if your contract value is applied to an ANNUITY OPTION with a life contingency or another ANNUITY OPTION with an ANNUITY PAYMENT period of more than 5 years.


                                                                            TIME PERIODS
                                                                       ----------------------
                                                                1 YEAR     3 YEARS      5 YEARS     10 YEARS
                                                              ----------  ----------    --------    --------
INVESTORS MARK SERIES FUND, INC.

MANAGED BY STANDISH, AYER & WOOD, INC.

  Intermediate Fixed Income Portfolio.......................  a) $ 94.25  a) $119.23    a)          a)
                                                              b) $ 24.25  b) $ 74.63    b)          b)
  Mid Cap Equity Portfolio..................................  a) $ 95.27  a) $122.33    a)          a)
                                                              b) $ 25.27  b) $ 77.71    b)          b)
  Money Market Portfolio....................................  a) $ 91.16  a) $109.89    a)          a)
                                                              b) $ 21.16  b) $ 65.33    b)          b)
MANAGED BY STANDISH INTERNATIONAL
 MANAGEMENT COMPANY, L.P.

  Global Fixed Income Portfolio.............................  a) $ 96.30  a) $125.42    a)          a)
                                                              b) $ 26.30  b) $ 80.78    b)          b)
MANAGED BY STEIN ROE & FARNHAM, INCORPORATED

  Small Cap Equity Portfolio................................  a) $ 96.81  a) $126.96    a)          a)
                                                              b) $ 26.81  b) $ 82.31    b)          b)
  Large Cap Growth Portfolio................................  a) $ 95.27  a) $122.33    a)          a)
                                                              b) $ 25.27  b) $ 77.71    b)          b)
MANAGED BY DAVID L. BABSON & CO., INC.

  Large Cap Value Portfolio.................................  a) $ 95.27  a) $122.33    a)          a)
                                                              b) $ 25.27  b) $ 77.71    b)          b)
MANAGED BY LORD, ABBETT & CO.

  Growth & Income Portfolio.................................  a) $ 95.27  a) $122.33    a)          a)
                                                              b) $ 25.27  b) $ 77.71    b)          b)
MANAGED BY KORNITZER CAPITAL MANAGEMENT, INC.

  Balanced Portfolio........................................  a) $ 95.27  a) $122.33    a)          a)
                                                              b) $ 25.27  b) $ 77.71    b)          b)

BERGER INSTITUTIONAL PRODUCTS TRUST
 MANAGED BY BBOI WORLDWIDE LLC

  Berger/BIAM IPT--International Fund.......................  a) $ 98.35  a) $131.56    a)          a)
                                                              b) $ 28.35  b) $ 86.90    b)          b)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 MANAGED BY AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.

  VP Value..................................................  a) $ 96.30  a) $125.42    a)          a)
                                                              b) $ 26.30  b) $ 80.78    b)          b)
  VP Income & Growth........................................  a) $ 93.22  a) $116.13    a)          a)
                                                              b) $ 23.22  b) $ 71.54    b)          b)

DREYFUS STOCK INDEX FUND....................................  a) $ 88.89  a) $102.98    a)          a)
                                                              b) $ 18.89  b) $ 58.46    b)          b)
  MANAGED BY THE DREYFUS CORPORATION

DREYFUS VARIABLE INVESTMENT FUND
 MANAGED BY THE DREYFUS CORPORATION

  Disciplined Stock Portfolio...............................  a) $ 96.50  a) $126.03    a)          a)
                                                              b) $ 26.50  b) $ 81.39    b)          b)
INVESCO VARIABLE INVESTMENT FUNDS, INC.
 MANAGED BY INVESCO FUNDS GROUP, INC.

  INVESCO VIF--High Yield Portfolio.........................  a) $ 94.97  a) $121.40    a)          a)
                                                              b) $ 24.97  b) $ 76.79    b)          b)
  INVESCO VIF--Industrial Income Portfolio..................  a) $ 95.79  a) $123.88    a)          a)
                                                              b) $ 25.79  b) $ 79.25    b)          b)

LAZARD RETIREMENT SERIES, INC.
 MANAGED BY LAZARD ASSET MANAGEMENT
  Lazard Retirement Small Cap Portfolio.....................  a) $101.41  a) $140.71    a)          a)
                                                              b) $ 31.41  b) $ 96.00    b)          b)


EXPLANATION OF FEE TABLE AND EXAMPLES


1. After BMA has had a PURCHASE PAYMENT for 7 years, there is no charge by BMA for a withdrawal of that PURCHASE PAYMENT. You may also have to pay income tax and a tax penalty on any money you take out. The first 10% of contract value withdrawn is not subject to a withdrawal charge, unless you have already made another withdrawal during that same contract year.

2. BMA will not charge you the transfer fee even if there are more than 12 transfers in a year during the ACCUMULATION PHASE if the transfer is for the Dollar Cost Averaging Option, the Asset Allocation Option or Asset Rebalancing Option.

3. During the ACCUMULATION PHASE, BMA will not charge the contract maintenance charge if the value of your contract is $100,000 or more. If you make a complete withdrawal and the contract value is less than $100,000, BMA will charge the contract maintenance charge. If you own more than one BMA contract, we will determine the total value of all the contracts (except in South Carolina). If the total value of all the contracts is more than $100,000, we will not assess the contract maintenance charge. During the INCOME PHASE, BMA will deduct the contract maintenance charge from each ANNUITY PAYMENT on a pro rata basis.

4. The coverage charge is an aggregate charge which consists of mortality and expense risk fees and account fees and expenses which is referred to as a coverage charge throughout this prospectus and in your contract. The amount of the coverage charge for your contract depends upon the amount of your initial PURCHASE PAYMENT (excluding amounts you select to be allocated to Fixed Account II) and, if you purchased your contract on or after May 1, 1999, whether you elect the Additional Death Benefit Option. In certain states, the Additional Death Benefit Option and/or the lower coverage charges (1.25% and 1.45%) may not be available. Check with your registered representative regarding availability.


There is an ACCUMULATION UNIT value history (Condensed Financial Information) contained in Appendix A.

1.  THE ANNUITY CONTRACT

     This prospectus describes the Fixed and Variable Annuity Contract offered by BMA.

     An annuity is a contract between you, the owner, and an insurance company (in this case BMA), where the insurance company promises to pay you an income, in the form of ANNUITY PAYMENTS, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving ANNUITY PAYMENTS, your annuity is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your contract switches to the INCOME PHASE.

     The contract benefits from TAX DEFERRAL. TAX DEFERRAL means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

     The contract is called a variable annuity because you can choose among 17 INVESTMENT PORTFOLIOS and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the investment performance of the INVESTMENT PORTFOLIO(S) you select. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the variable annuity portion of the contract also depends upon the investment performance of the INVESTMENT PORTFOLIOS you select for the INCOME PHASE.

     The contract also contains two FIXED ACCOUNT options (Fixed Account I and Fixed Account II). The FIXED ACCOUNTS offer interest rates that are guaranteed by BMA. For Fixed Account I, an interest rate is set at the time of each PURCHASE PAYMENT or transfer to the account. This initial interest rate is guaranteed for 12 months. Fixed Account II offers different GUARANTEE PERIODS. A GUARANTEE PERIOD is the time period for which an interest rate is credited in Fixed Account II. Currently, the following GUARANTEE PERIODS are available: three years, five years, and seven years. Each PURCHASE PAYMENT or transfer to a GUARANTEE PERIOD has its own interest rate. BMA guarantees that the interest credited to the FIXED ACCOUNT options will not be less than 3% per year. Currently, if you purchase the contract on or after May 1, 1999 and elect the Additional Death Benefit Option (ADBO), the amount of interest we credit to any amounts you have allocated to Fixed Account II will be reduced in consideration of the cost of the ADBO accordingly. If you make a withdrawal, transfer or if your contract switches to the INCOME PHASE before the end of the GUARANTEE PERIOD you have selected, an interest adjustment will be made to the value of your contract.

     If you select either FIXED ACCOUNT option, your money will be placed with the other general assets of BMA. If you select either FIXED ACCOUNT, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the total interest credited to your contract. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the general account will remain level for the entire INCOME PHASE.

     As OWNER of the contract, you exercise all rights under the contract. You can change the OWNER at any time by notifying BMA in writing. You and your spouse can be named JOINT OWNERS (subject to state laws). We have described more information on this in Section 10-Other Information.

2.  ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

     Under the contract you can receive regular income payments. You can choose the date on which those payments begin. We call that date the ANNUITY DATE. Your first ANNUITY PAYMENT will be made one month (or one modal period if you do not choose monthly payments) after the ANNUITY DATE.

     We ask you to choose your ANNUITY DATE when you purchase the contract. You can change it at any time before the ANNUITY DATE with 30 days notice to us. Your ANNUITY DATE cannot be any earlier than one year after we issue the contract.

     The ANNUITANT is the person whose life we look to when we make ANNUITY PAYMENTS.


Annuity Payments

     ANNUITY PAYMENTS must begin by the later of the first day of the first calendar month after the ANNUITANT'S 95th birthday or 10 years after we issue your contract (or the maximum date allowed under state law). Currently, the amount of each payment is determined ten business days prior to the payment date. At the ANNUITY DATE, you can choose whether payments will come from:

*    a FIXED ACCOUNT, referred to as a fixed annuity,

* the INVESTMENT PORTFOLIO(s) available, referred to as a variable annuity, or

*    a combination of both.

     If you choose to have any portion of your ANNUITY PAYMENTS come from the FIXED ACCOUNTS, Fixed Accounts I and II will be terminated, and the fixed annuity payments will be made from BMA's general account. The general account of BMA contains all of our assets except the assets of the Separate Account and other separate accounts we may have. The dollar amount of each fixed annuity payment will be determined in accordance with the annuity tables in the contract. If, on the ANNUITY DATE, we are using annuity payment tables for similar fixed annuity contracts which would provide a larger ANNUITY PAYMENT, we will use those tables. Once determined, the amount of the fixed annuity payment will not change, unless you transfer a portion of your variable annuity payment into the fixed annuity. Up to four times each contract year you may increase the amount of your fixed annuity payment by a transfer of all or portion of your variable annuity payment to the fixed annuity payment. After the ANNUITY DATE, you may not transfer any portion of the fixed annuity into the variable annuity payment.

     If you choose to have any portion of your ANNUITY PAYMENTS come from the INVESTMENT PORTFOLIO(s), the dollar amount of the initial variable annuity payment will depend upon the value of your contract in the INVESTMENT PORTFOLIO(s) and the annuity tables in the contract. The dollar amount of this variable annuity payment is not guaranteed to remain level.

     Each variable annuity payment will vary depending on the investment performance of the INVESTMENT PORTFOLIO(s) you have selected. A 3.5% annual investment rate is used in the annuity tables in the contract. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected equals 3.5%, then the variable annuity payments will remain level. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected exceeds the 3.5% assumption, the variable annuity payments will increase. Conversely, if the performance is less than the 3.5%, the variable annuity payments will decrease.

     ANNUITY PAYMENTS are made monthly unless you have less than $10,000 to apply toward a payment. In that case, BMA may provide your ANNUITY PAYMENT in a single lump sum. Likewise, if your ANNUITY PAYMENTS would be or become less than $250 a month, BMA has the right to change the frequency of payments so that your ANNUITY PAYMENTS are at least $250.

Annuity Options

     You can choose among income plans. We call those ANNUITY OPTIONS.

     You can select and/or change an ANNUITY OPTION at any time prior to the ANNUITY DATE (with 30 days notice to us). If you do not choose an ANNUITY OPTION, we will assume that you selected Option 2 which will provide a life annuity with 120 monthly payments guaranteed. You can choose one of the following ANNUITY OPTIONS. Any other ANNUITY OPTION acceptable to us may also be selected. After ANNUITY PAYMENTS begin, you cannot change the ANNUITY OPTION.

     OPTION 1. LIFE ANNUITY. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. After the ANNUITANT dies, we stop making ANNUITY PAYMENTS.

     OPTION 2. LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. However, if, when the ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY
PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

     OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person are both alive. When either of these people dies, we will continue to make ANNUITY PAYMENTS, so long as the survivor continues to live. The amount of the ANNUITY PAYMENTS we will make to the survivor can be equal to 100%, 75% or 50% of the amount that we would have paid if both were alive.

     OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person (joint ANNUITANT) are both alive. However, if when the last ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

3.  PURCHASE

PURCHASE PAYMENTS

     A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept for a NON-QUALIFIED contract is $10,000. If you buy the contract as part of an Individual Retirement Annuity (IRA), the minimum PURCHASE PAYMENT we will accept is $2,000. The maximum PURCHASE PAYMENTS we accept are $1 million without our prior approval. You can make additional PURCHASE PAYMENTS of $1,000 or more.

ALLOCATION OF PURCHASE PAYMENTS

     When you purchase a contract, we will allocate your PURCHASE PAYMENT to:

*    Fixed Account I;

*    any currently available GUARANTEE PERIOD of Fixed Account II; and/or

*    one or more of the INVESTMENT PORTFOLIOS you have selected.

     If you make additional PURCHASE PAYMENTS, we will allocate them in the same way as your first PURCHASE PAYMENT unless you tell us otherwise. Any allocation to Fixed Account I or to any GUARANTEE PERIOD of Fixed Account II must be at least $5,000. Allocation percentages need to be in whole numbers. Each allocation must be at least 1%. Any allocation to an INVESTMENT PORTFOLIO must be at least $1,000. BMA reserves the right to decline any PURCHASE PAYMENT.

     At its discretion, BMA may refuse PURCHASE PAYMENTS into Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the PURCHASE PAYMENT.

     Once we receive your PURCHASE PAYMENT and the necessary information, we will issue your contract and allocate your first PURCHASE PAYMENT within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional PURCHASE PAYMENTS, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look


     If you change your mind about owning the contract, you can cancel it within 10 days after receiving it, or the period required in your state. When you cancel the contract within this time period, BMA will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we will refund the greater of your PURCHASE PAYMENT (less withdrawals) or the value of your contract if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your PURCHASE PAYMENT in the Money Market Portfolio for 15 days beginning when we allocate your first PURCHASE PAYMENT. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected.

ACCUMULATION UNITS

     The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the INVESTMENT PORTFOLIO(S) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An ACCUMULATION UNIT works like a share of a mutual fund.) During the INCOME PHASE of the contract we call the unit an ANNUITY UNIT.

     Every business day we determine the value of an ACCUMULATION UNIT for each of the INVESTMENT PORTFOLIOS by multiplying the ACCUMULATION UNIT value for the previous business day by a factor for the current business day. The factor is determined by:

     1. dividing the value of an INVESTMENT PORTFOLIO share at the end of the current business day by the value of an INVESTMENT PORTFOLIO share for the previous business day; and

     2. multiplying it by one minus the daily amount of the coverage charge and any charges for taxes.

     The value of an ACCUMULATION UNIT may go up or down from day to day.

     When you make a PURCHASE PAYMENT, we credit your contract with ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount of the PURCHASE PAYMENT allocated to an INVESTMENT PORTFOLIO by the value of the ACCUMULATION UNIT for that INVESTMENT PORTFOLIO.

     We calculate the value of an ACCUMULATION UNIT for each INVESTMENT PORTFOLIO after the New York Stock Exchange closes each day and then credit your contract.

EXAMPLE:

     On Monday we receive an additional PURCHASE PAYMENT of $4,000 from you. You have told us you want this to go to the Balanced Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the Balanced Portfolio is $12.70. We then divide $4,000 by $12.70 and credit your contract on Monday night with 314.960630 ACCUMULATION UNITS for the Balanced Portfolio.

4.  INVESTMENT OPTIONS

     The contract offers 17 INVESTMENT PORTFOLIOS which are listed below. Additional INVESTMENT PORTFOLIOS may be available in the future.

     Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with BMA. Certain portfolios may also be sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

     BMA may enter into certain arrangements under which it is reimbursed by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

     You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract.

INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisors, LLC (Adviser), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios. Each INVESTMENT PORTFOLIO has a different investment objective. The Adviser has engaged sub-advisers to provide investment advice for the individual INVESTMENT PORTFOLIOS. The following INVESTMENT PORTFOLIOS are available under the contract.

     STANDISH, AYER & WOOD, INC. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIOS:

     Intermediate Fixed Income Portfolio

     Mid Cap Equity Portfolio

     Money Market Portfolio

     STANDISH INTERNATIONAL MANAGEMENT COMPANY, L.P. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIO:

        Global Fixed Income Portfolio

     STEIN ROE &  FARNHAM,  INCORPORATED  IS THE  SUB-ADVISER  TO THE  FOLLOWING
PORTFOLIOS:

       Small Cap Equity Portfolio

       Large Cap Growth Portfolio

     DAVID L. BABSON & CO., INC. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIO:

        Large Cap Value Portfolio

     LORD, ABBETT & CO. IS THE SUB-ADVISER TO THE FOLLOWING PORTFOLIO:

        Growth & Income Portfolio

     KORNITZER  CAPITAL  MANAGEMENT,  INC. IS THE  SUB-ADVISER  TO THE FOLLOWING
PORTFOLIO:

        Balanced Portfolio

BERGER INSTITUTIONAL PRODUCTS TRUST

     Berger Institutional Products Trust is a mutual fund with multiple portfolios, one of which, the Berger/ BIAM IPT--International Fund, is managed by BBOI Worldwide LLC. BBOI Worldwide LLC has retained Bank of Ireland Asset Management (U.S.) Limited ("BIAM") as subadviser. The following INVESTMENT PORTFOLIO is available under the contract:

        Berger/BIAM IPT--International Fund

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following INVESTMENT PORTFOLIOS are available under the contract:

       VP Income & Growth
       VP Value (Long-term capital growth with income as a secondary objective)

DREYFUS STOCK INDEX FUND

     The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the Investment Adviser. The following INVESTMENT PORTFOLIO is available under the contract:

     Disciplined   Stock  Portfolio   (seeks  to  outperform  the  total  return
     performance of the Standard and Poor's 500 Composite Stock Price Index)

INVESCO VARIABLE INVESTMENT FUNDS, INC.

     INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following INVESTMENT PORTFOLIOS are available under the contract.

       INVESCO VIF--High Yield Portfolio
       INVESCO VIF--Industrial Income Portfolio (seeks high current income with capital appreciation as a secondary goal)

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management, a division of Lazard Freres & Co. LLC, is the investment manager for each portfolio. The following INVESTMENT PORTFOLIO is available under the contract:

       Lazard Retirement Small Cap Portfolio

TRANSFERS

     You can transfer money among the FIXED ACCOUNTS and the 17 INVESTMENT PORTFOLIOS.

Telephone Transfers

     You can make transfers by telephone. If you own the contract with a JOINT OWNER, unless BMA is instructed otherwise, BMA will accept instructions from either you or the other OWNER. BMA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If BMA fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. BMA tape records all telephone instructions.

Transfers During the Accumulation Phase

     You can make 12 transfers every year during the ACCUMULATION PHASE without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the FIXED ACCOUNTS and to or from any INVESTMENT PORTFOLIO. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the ACCUMULATION PHASE:

     1. The minimum amount which you can transfer from the INVESTMENT PORTFOLIO, Fixed Account I or any GUARANTEE PERIOD of Fixed Account II is $250 or your entire interest in the INVESTMENT PORTFOLIO, Fixed Account I or GUARANTEE PERIOD of Fixed Account II, if less.

     2. We reserve the right to restrict the maximum amount which you can transfer from any FIXED ACCOUNT option (unless the transfer is from a GUARANTEE PERIOD of Fixed Account II just expiring) to 25% of the amount in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. Currently, BMA is waiving this restriction. This requirement is waived if the transfer is part of the Dollar Cost Averaging, Asset Allocation or Asset Rebalancing options. This requirement is also waived if the transfer is to switch your contract to the INCOME PHASE.

     3. At its discretion, BMA may refuse transfers to Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the transfer.

     4. The minimum amount which must remain in any INVESTMENT PORTFOLIO after a transfer is $1,000. The minimum amount which must remain in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II after a transfer is $5,000.

     5. You may not make a transfer until after the end of the free look period.

     6. We reserve the right to restrict the number of transfers per year and to restrict transfers made on consecutive business days.

     Your right to make transfers may be modified if we determine, in our sole opinion, that the exercise of the transfer right by one or more OWNERS is, or would be, harmful to other OWNERS.

Transfers During the Income Phase

     Each year, during the INCOME PHASE, you can make 4 transfers between the INVESTMENT PORTFOLIO(s). We measure a year from the anniversary of the day we issued your contract. You can also make 4 transfers each contract year from the INVESTMENT PORTFOLIOS to the general account. You may not make a transfer from the general account to the INVESTMENT PORTFOLIOS. These four transfers each contract year during the INCOME PHASE are free. If you make more than 4 transfers in a year during the INCOME PHASE, a transfer fee of $25 per transfer (after the 4 free) will be charged.

DOLLAR COST AVERAGING OPTION

     The Dollar Cost Averaging Option allows you to systematically transfer a set amount each month from the Money Market Portfolio or Fixed Account I to any of the other INVESTMENT PORTFOLIO(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

     The minimum amount which can be transferred each month is $250. The value of your contract must be at least $10,000 in order to participate in Dollar Cost Averaging.

     All Dollar Cost Averaging transfers will be made on the 15th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. You must participate in Dollar Cost Averaging for at least 6 months.

     If you participate in Dollar Cost Averaging, the transfers made under this option are not taken into account in determining any transfer fee.

     No Automatic Withdrawals and Minimum Distributions will be allowed if you are participating in Dollar Cost Averaging.

ASSET REBALANCING OPTION

     Once your money has been allocated among the INVESTMENT PORTFOLIOS, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $10,000, you can direct us to automatically rebalance your contract each quarter to return to your original percentage allocations by selecting our Asset Rebalancing Option.

     The program will ignore any new PURCHASE PAYMENTS or transfers allocated to portfolios other than the original (or most current) rebalancing portfolio allocations. You may change your allocations to incorporate new PURCHASE PAYMENTS or transfers by contacting the BMA Service Center.

     The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day. The FIXED ACCOUNT options are not part of asset rebalancing.

     If you participate in the Asset Rebalancing Option, the transfers made under the program are not taken into account in determining any transfer fee.

    EXAMPLE:

     Assume that you want your initial PURCHASE PAYMENT split between 2 INVESTMENT PORTFOLIOS. You want 40% to be in the Intermediate Fixed Income Portfolio and 60% to be in the Mid Cap Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Intermediate Fixed Income Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BMA would sell some of your units in the Intermediate Fixed Income Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Equity Portfolio to increase those holdings to 60%.

ASSET ALLOCATION OPTION

     BMA recognizes the value to certain OWNERS of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract.

     Even though BMA may allow the use of approved Asset Allocation Programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the INVESTMENT PORTFOLIOS, and should BMA become aware of such disruptive practices, we may modify the transfer provisions of the contract.

     If you participate in an approved Asset Allocation Program, the transfers made under the program will not be taken into account in determining any transfer fee.

VOTING RIGHTS

     BMA is the legal owner of the INVESTMENT PORTFOLIO shares. However, BMA believes that when an INVESTMENT PORTFOLIO solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other OWNERS instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that BMA owns on its own behalf. Should BMA determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

     BMA may be required to substitute one of the INVESTMENT PORTFOLIOS you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this. We may also limit further investment in an INVESTMENT PORTFOLIO if we deem the investment inappropriate.

5.  EXPENSES

     There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

COVERAGE CHARGE

     Each day, BMA makes a deduction for its coverage charge. BMA does this as part of its calculation of the value of the ACCUMULATION UNITS and the ANNUITY UNITS. The amount of the charge depends upon the amount of your initial PURCHASE PAYMENT (excluding amounts you select to be allocated to Fixed Account II) and, if you purchased the contract on or after May 1, 1999, whether you elected the Additional Death Benefit Option (ADBO). If you make additional PURCHASE PAYMENTS to your contract, these amounts are not used to determine the amount of the coverage charge for your contract.

The chart below tells you the amount, on an annual basis, of the coverage charge for your contract. It is a percentage of the average daily value of the contract invested in an INVESTMENT PORTFOLIO, after expenses have been deducted.

                                   If your initial PURCHASE
                                   PAYMENT is $75,000 or more      If your initial
                                   (excluding amounts allocated    PURCHASE PAYMENT is
                                   to Fixed Account II)            less than $75,000

If you elect the ADBO              1.45%                         1.60%


If you do not elect the
ADBO                               1.25%                         1.40%

IN CERTAIN STATES, THE ADBO MAY NOT BE AVAILABLE. IN ADDITION, THE LOWER COVERAGE CHARGES OF 1.25% and 1.45% MAY NOT BE AVAILABLE EVEN THOUGH YOUR
INITIAL PURCHASE PAYMENT IS $75,000 OR MORE. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

     We reserve the right to increase the coverage charge but it will never be more than 1.75% of the average daily value of the contract invested in an INVESTMENT PORTFOLIO, after expenses have been deducted.

     This charge is for all the insurance benefits E.G., guarantee of annuity rates, the death benefit, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses, including preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees and computer and system costs and certain distribution expenses.

CONTRACT MAINTENANCE CHARGE

     During the ACCUMULATION PHASE, every year on the anniversary of the date when your contract was issued, BMA deducts $35 from your contract as a contract maintenance charge. If you make a complete withdrawal from your contract, the charge will also be deducted. A pro rata portion of the charge will be deducted if the ANNUITY DATE is other than an anniversary. We reserve the right to increase this charge but it will never be more than $60 each year. This charge is for administrative expenses.

     BMA will not deduct this charge, if when the deduction is to be made, the value of your contract is $100,000 or more. If you own more than one BMA contract, we will determine the total value of all your contracts (except in South Carolina). If the OWNER is a non-natural person (E.G., a corporation), we will look to the ANNUITANT to determine this information. BMA may some time in the future discontinue this practice and deduct the charge.

     After the ANNUITY DATE, the charge will be collected monthly out of each ANNUITY PAYMENT regardless of the size of the contract.

WITHDRAWAL CHARGE

     During the ACCUMULATION PHASE, you can make withdrawals from your contract. BMA keeps track of each PURCHASE PAYMENT. The withdrawal charge compensates us for expenses associated with selling the contract. The withdrawal charge is equal to:


  NUMBER OF COMPLETE YEARS
FROM DATE OF PURCHASE PAYMENT  WITHDRAWAL CHARGE
- -----------------------------  -----------------
0                                     7%
1                                     6%
2                                     5%
3                                     4%
4                                     3%
5                                     2%
6                                     1%
7 and thereafter                      0%


     After BMA has had a PURCHASE PAYMENT for 7 years, there is no charge when you withdraw that PURCHASE PAYMENT. For purposes of the withdrawal charge, BMA treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

FREE WITHDRAWAL AMOUNT

     The first 10% of the contract value withdrawn (free withdrawal amount) is not subject to the withdrawal charge (unless you have already made another withdrawal during that same contract year), if on the day you make your withdrawal, the value of your contract is $10,000 or more. A withdrawal charge will be assessed against each PURCHASE PAYMENT withdrawn in excess of the free withdrawal amount and will result in a reduction in remaining contract value. The withdrawal charge and the free withdrawal amount are calculated at the time of each withdrawal.

     BMA does not assess the withdrawal charge on any amounts paid out as death benefits or as ANNUITY PAYMENTS if a life ANNUITY OPTION or another option with an ANNUITY PAYMENT period of more than 5 years is selected.

     NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

WAIVER OF WITHDRAWAL CHARGE BENEFITS

     Under certain circumstances, after the first year, BMA will allow you to take your money out of the contract without deducting the withdrawal charge:

     1) if you become confined to a long term care facility, nursing facility or hospital for at least 90 consecutive days;

     2) if you become totally disabled;

     3) if you become terminally ill (which means that you are not expected to live more than 12 months);

     4) if you are involuntarily unemployed for at least 90 consecutive days; or

     5) if you get divorced.

These benefits may not be available in your state.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

     BMA will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BMA. BMA will not deduct a withdrawal charge under a contract issued to an officer, director or employee of BMA or any of its affiliates.

PREMIUM TAXES

     Some states and other governmental entities (E.G., municipalities) charge premium taxes or similar taxes. BMA is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when ANNUITY PAYMENTS begin.

     It is BMA's current practice, for all states except South Dakota, to not charge anyone for these taxes until ANNUITY PAYMENTS begin. In South Dakota, BMA will assess a charge equal to the amount of the premium tax at the time each PURCHASE PAYMENT is made.

     BMA may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

     You can make 12 free transfers every year during the ACCUMULATION PHASE and 4 free transfers every year during the INCOME PHASE. We measure a year from the day we issue your contract. If you make more than 12 transfers a year during the ACCUMULATION PHASE or more than 4 transfers a year during the INCOME PHASE, we will deduct a transfer fee of $25. The transfer fee is deducted from the amount which is transferred. The transfer fee is for expenses in connection with transfers.

     If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or an approved Asset Allocation Program, it will not count in determining the transfer fee.

INCOME TAXES

     BMA will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT PORTFOLIO EXPENSES

     There are deductions from and expenses paid out of the assets of the various INVESTMENT PORTFOLIOS, which are described in the attached fund prospectuses.

6.  TAXES

     NOTE: BMA has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. BMA has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY CONTRACTS IN GENERAL

     Annuity contracts are a means of setting aside money for future needs usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

     Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract (QUALIFIED or NON-QUALIFIED, see the following sections).

     You, as the OWNER, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as ANNUITY PAYMENTS. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For ANNUITY PAYMENTS, different rules apply. A portion of each ANNUITY PAYMENT is treated as a partial return of your PURCHASE PAYMENTS and will not be taxed. The remaining portion of the ANNUITY PAYMENT will be treated as ordinary income. How the ANNUITY PAYMENT is divided between taxable and non-taxable portions depends upon the period over which the ANNUITY PAYMENTS are expected to be made. ANNUITY PAYMENTS received after you have received all of your PURCHASE PAYMENTS are fully includible in income.

     When a NON-QUALIFIED contract is owned by a non-natural person (E.G., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED AND NON-QUALIFIED CONTRACTS

     If you purchase the contract as an individual and not an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED contract.

     If you purchase the contract under an IRA, your contract is referred to as a QUALIFIED contract.

WITHDRAWALS--NON-QUALIFIED CONTRACTS

     If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your PURCHASE PAYMENTS. Such withdrawn earnings are includible in income.

     The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

     (1)  paid on or after the taxpayer reaches age 59 1/2;

     (2)  paid after you die;

     (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

     (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

     (5)  paid under an immediate annuity; or

     (6)  which come from PURCHASE PAYMENTS made prior to August 14, 1982.

WITHDRAWALS--QUALIFIED CONTRACTS

     The above information describing the taxation of NON-QUALIFIED contracts does not apply to QUALIFIED contracts. There are special rules that govern with respect to QUALIFIED contracts. We have provided a more complete discussion in the Statement of Additional Information.

DEATH BENEFITS

     Any death benefits paid under the contract are taxable to the BENEFICIARY. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as ANNUITY PAYMENTS.

DIVERSIFICATION

     The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. BMA believes that the INVESTMENT PORTFOLIOS are being managed so as to comply with the requirements.

     Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the owner of the shares of the INVESTMENT PORTFOLIOS. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law OWNERS are permitted to select INVESTMENT PORTFOLIOS, to make transfers among the INVESTMENT PORTFOLIOS or the number and type of INVESTMENT PORTFOLIOS OWNERS may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the OWNER of the contract, could be treated as the OWNER of the INVESTMENT PORTFOLIOS.

     Due to the uncertainty in this area, BMA reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.  ACCESS TO YOUR MONEY

     You can have access to the money in your contract:

     (1)  by making a withdrawal (either a partial or a complete withdrawal);

     (2)  by electing to receive ANNUITY PAYMENTS; or

     (3)  when a death benefit is paid to your BENEFICIARY.

Withdrawals can only be made during the ACCUMULATION PHASE.

     When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal:

*    less any applicable withdrawal charge,

*    less any premium tax,

*    less any contract maintenance charge, and

* less an interest adjustment (for amounts allocated to Fixed Account II), if applicable.

(See Section 5. Expenses for a discussion of the charges.)

     Unless you instruct BMA otherwise, any partial withdrawal will be made pro rata from all the INVESTMENT PORTFOLIO(S) and the FIXED ACCOUNT option(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $1,000 (withdrawals made pursuant to the automatic withdrawal program and the minimum distribution option are not subject to this minimum). BMA requires that after a partial withdrawal is made you keep at least $1,000 in any INVESTMENT PORTFOLIO and $5,000 in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. BMA also requires that after a partial withdrawal is made you keep at least $10,000 in your contract.

     We will pay the amount of any withdrawal from the INVESTMENT PORTFOLIOS within 7 days of a receipt in good order of your request unless the suspension or deferral of payments or transfers provision is in effect (see Section 10--Other Information--Suspension of Payments or Transfers). Use of a certified check to purchase the contract may expedite the payment of your withdrawal request if the withdrawal request is soon after your payment by certified check.

    INCOME TAXES AND TAX PENALTIES MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

AUTOMATIC WITHDRAWAL PROGRAM

     The Automatic Withdrawal Program provides periodic payments to you. Each payment must be for at least $250. You may select to have payments made monthly, quarterly, semi-annually or annually. The first 10% of the contract value withdrawn is not subject to the withdrawal charge. A withdrawal charge will be applied to any withdrawals in excess of the first 10% withdrawn and will result in a reduction in remaining contract value.

     If you use this program, you may not make any other withdrawals (including a partial withdrawal). For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

     All Automatic Withdrawals will be made on the 15th day of the month unless that day is not a business day. If it is not, then the payment will be the next business day.

    No Minimum Distribution payments and/or Dollar Cost Averaging transfers will be allowed if you are participating in the Automatic Withdrawal Program.

    INCOME TAXES AND TAX PENALTIES MAY APPLY TO AUTOMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

     If you own an IRA contract, you may select the Minimum Distribution Program. Under this program, BMA will make payments to you from your contract that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for QUALIFIED plans. BMA will make payments to you periodically (currently, monthly, quarterly, semi-annually or annually). The payments will not be subject to the withdrawal charge and will be instead of the 10% single free withdrawal amount each year.

     No Dollar Cost Averaging transfers or Automatic Withdrawals will be allowed if you are participating in the Minimum Distribution Program.


SUSPENSION OF PAYMENTS OR TRANSFERS

     BMA may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.   trading on the New York Stock Exchange is restricted;

     3. an emergency exists as a result of which disposal of shares of the INVESTMENT PORTFOLIOS is not reasonably practicable or BMA cannot reasonably value the shares of the INVESTMENT PORTFOLIOS;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of OWNERS.

     BMA has reserved the right to defer payment for a withdrawal or transfer from the FIXED ACCOUNTS for the period permitted by law but not for more than six months.

8.  PERFORMANCE

     BMA may periodically advertise performance of the various INVESTMENT PORTFOLIOS. BMA will calculate performance by determining the percentage change in the value of an ACCUMULATION UNIT by dividing the increase (decrease) for that unit by the value of the ACCUMULATION UNIT at the beginning of the period. This performance number reflects the deduction of the coverage charge and the fees and expenses of the INVESTMENT PORTFOLIO. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures which will reflect the deduction of the coverage charge, contract maintenance charges, withdrawal charges as well as the fees and expenses of the INVESTMENT PORTFOLIO.


BMA may also advertise the historical performance of certain INVESTMENT PORTFOLIOS whose inception dates precede the date the ACCUMULATION UNITS of your contract invested in the Portfolio.


     BMA may advertise yield information. If it does, it will provide you with information regarding how yield is calculated.

     BMA may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

     More detailed information regarding how performance is calculated is found in the SAI.

     Future performance will vary and the results shown are not necessarily representative of future results.

9.  DEATH BENEFIT

UPON YOUR DEATH

     If you die during the ACCUMULATION PHASE, BMA will pay a death benefit to your BENEFICIARY (see below). If you have a JOINT OWNER, the death benefit will be paid when the first of you dies. The surviving JOINT OWNER will be treated as the BENEFICIARY.

     The amount of the death benefit depends on how old you are on the day we issue your contract. If BMA issues your contract prior to your 80th birthday, the death benefit will be:

     During the first contract year, the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2)  the value of your contract.

     During the second and subsequent contract years, the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2)  the value of your contract; or

     (3) the highest year end death benefit value. The year end death benefit value is the Contract value on the last day of each Contract year prior to your 81st birthday, plus payments you have made, less withdrawals and charges since that day.

     If BMA issues your contract on or after your 80th birthday, the death benefit will be the greater of:

     (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

     (2)  the value of your contract.

     THE ABOVE DEATH BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE, in which case, the death benefit will be the greater of:

     1. Total PURCHASE PAYMENTS, less withdrawals (and any withdrawal charges paid on the withdrawals);

     or

     2. The value of your contract at the time the death benefit is to be paid.


Additional Death Benefit Option (ADBO)

     If you bought your contract on or after May 1, 1999, you can elect the ADBO at the time you buy the contract. We will determine the benefit as of the date we receive at our Service Center proof of death, an authorized request for payment and any other necessary information for a payment option.

     The Additional Death Benefit is equal to 15% of the excess of: the "Additional Death Benefit Ending Value" over the "Additional Death Benefit Base Value" (as defined below).

     If the BENEFICIARY is your spouse, is under age 81 and elects to continue the contract after you die, the Additional Death Benefit will be added to the contract value on the date your spouse elects to continue the contract. In that case, a second Additional Death Benefit will apply to the continued contract. We deem any election to continue the contract valid on the date we receive an authorized request at our Service Center. The second Additional Death Benefit is equal to 15% of the excess of your spouse's "Additional Death Benefit Ending Value" over his or her "Additional Death Benefit Base Value" (as defined below). If your spouse is 81 or older at the time we receive proof of your death, your spouse may continue the contract, but there will not be a second Additional Death Benefit.

     Additional Death Benefit Base Value means:

     For the OWNER, the sum of the PURCHASE PAYMENTS made.

     For your surviving spouse, the contract value on the date of his or her election to continue the contract, including all death benefits for the OWNER plus any PURCHASE PAYMENTS that were made after the date of the election.

     Additional Death Benefit Ending Value means the lesser of:

     The contract value on the date BMA receives at its Service Center proof of death and any other necessary information; and

     The contract value on the decedent's 81st birthday, if BMA receives at its Service Center proof of death after the decedent's 81st birthday.

     If you select the ADBO, the coverage charge for your contract will be higher than it would have been without this benefit and currently, the interest rate we credit on amounts you have allocated to Fixed Account II will be reduced.

     The ADBO may not be available in your state. Check with your registered representative regarding availability.

     Appendix B to this prospectus contains examples of how the Additional Death Benefit is calculated.

     The entire death benefit must be paid within 5 years of the date of death unless the BENEFICIARY elects to have the death benefit payable under an ANNUITY OPTION. The death benefit payable under an ANNUITY OPTION must be paid over the BENEFICIARY'S lifetime or for a period not extending beyond the BENEFICIARY'S life expectancy. Payment must begin within one year of the date of death. If the BENEFICIARY is the spouse of the OWNER, he/she can continue the contract in his/her own name. Payment to the BENEFICIARY (other than a lump sum) may only be elected during the 60 day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

     If you or any JOINT OWNER dies during the INCOME PHASE (and you are not the ANNUITANT) any remaining payments under the ANNUITY OPTION chosen will continue at least as rapidly as under the method of distribution in effect at the time of death. If you die during the INCOME PHASE, the BENEFICIARY becomes the OWNER.

     See Section 6. Taxes--Death Benefits regarding the tax treatment of death proceeds.

DEATH OF ANNUITANT

     If the ANNUITANT, who is not an OWNER or JOINT OWNER, dies during the ACCUMULATION PHASE, you can name a new ANNUITANT. If no ANNUITANT is named within 30 days of the death of the ANNUITANT, you will become the ANNUITANT. However, if the OWNER is a non-natural person (for example, a corporation), then the death of the ANNUITANT will be treated as the death of the OWNER, and a new ANNUITANT may not be named.

     Upon the death of the ANNUITANT during the INCOME PHASE, the death benefit, if any, will be as provided for in the ANNUITY OPTION selected. The death benefits will be paid at least as rapidly as under the method of distribution in effect at the ANNUITANT'S death.

10. OTHER INFORMATION

BMA

     Business Men's Assurance Company of America (BMA), BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108 was incorporated in 1909 under the laws of the state of Missouri. BMA is licensed in the District of Columbia, Puerto Rico and all states except New York. BMA is a wholly owned subsidiary of Assicurazioni Generali S.p.A., which is the largest insurance organization in Italy.

     BMA's obligations arising under the contracts are general obligations of BMA.

YEAR 2000

     Some of BMA's computer systems were written using two digits rather than four to define the applicable year. As a result, those computer systems will not recognize the year 2000 which, if not corrected, could cause disruptions of operations, including, among other things, an inability to process transactions or engage in similar normal business activities.

     BMA has developed a plan to modify its information technology to be ready for the year 2000 and has begun converting critical data processing systems. BMA currently expects the project to be substantially complete by late 1998 which is prior to any anticipated impact on its operating systems. Based on this plan, BMA does not believe that the costs to complete such system modifications or replacement will be material to BMA.

THE SEPARATE ACCOUNT

     BMA has established a separate account, BMA Variable Annuity Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of BMA adopted a resolution to establish the Separate Account under Missouri insurance law on September 9, 1996. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

     The assets of the Separate Account are held in BMA's name on behalf of the Separate Account and legally belong to BMA. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business BMA may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts BMA may issue.

DISTRIBUTOR

     Jones & Babson, Inc., acts as the distributor of the contracts. Jones & Babson, Inc. is a wholly owned subsidiary of BMA.

     Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions of up to 6% of PURCHASE PAYMENTS. Sometimes, BMA may enter into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled will not exceed 6% of PURCHASE PAYMENTS). BMA may, from time to time, pay promotional cash incentives that increase the amount of compensation.

ADMINISTRATION

     BMA has hired NAVISYS (formerly GENELCO, Incorporated), 9735 Landmark Parkway Drive, St. Louis, Missouri to perform certain administrative services regarding the contracts. The administrative services include issuance of the contracts and maintenance of contract owners' records.

OWNERSHIP

     OWNER. You, as the OWNER of the contract, have all the rights under the contract. The OWNER is as designated at the time the contract is issued, unless changed. The BENEFICIARY becomes the OWNER upon the death of the OWNER.

     JOINT OWNER. The contract can be owned by JOINT OWNERS. Any JOINT OWNER must be the spouse of the other OWNER (except in Pennsylvania and Oregon). Upon the death of either JOINT OWNER, the surviving OWNER will be the primary
BENEFICIARY. Any other BENEFICIARY designation will be treated as a contingent BENEFICIARY unless otherwise indicated.

BENEFICIARY

     The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The BENEFICIARY is named at the time the contract is issued unless changed at a later date. Unless an irrevocable BENEFICIARY has been named, you can change the BENEFICIARY at any time before you die.

ASSIGNMENT

     You can assign the contract at any time during your lifetime. BMA will not be bound by the assignment until it receives the written notice of the assignment. BMA will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

     If the contract is issued pursuant to a QUALIFIED plan, there may be limitations on your ability to assign the contract.

FINANCIAL STATEMENTS

     The financial statements of BMA and the Separate Account have been included in the Statement of Additional Information.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----

Company...................................................................

Experts...................................................................

Legal Opinions............................................................

Distributor...............................................................

Reduction or Elimination of Withdrawal Charge.............................

Calculation of Performance Data...........................................

Federal Tax Status........................................................

Annuity Provisions........................................................

Mortality and Expense Guarantee...........................................

Financial Statements......................................................

APPENDIX A-CONDENSED FINANCIAL INFORMATION

     ACCUMULATION UNIT Value History--The following schedule includes ACCUMULATION UNIT values for the period from November 24, 1997 [commencement of operations] to December 31, 1997 and the year or period ended December 31, 1998. This data has been extracted from the Separate Account's audited December 31, 1998 financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes which are included in the Statement of Additional Information. There is no ACCUMULATION UNIT value history for contracts with a 1.60% or 1.45% coverage charge because the ADBO was first offered on May 1, 1999. Therefore, there are no ACCUMULATION UNIT values for contracts with those coverage charges for the periods shown below.


                                                             Contracts with 1.40%              Contracts with 1.25%
                                                                Coverage Charge                  Coverage Charge
                                                             --------------------              --------------------
                                                          Year Ended      Period Ended          Period from 9/6/98
                                                           12/31/98         12/31/97               to 12/31/98
                                                          -------------  ------------           --------------------
INVESTORS MARK SERIES FUND, INC.:
  MONEY MARKET SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.3660
   No. of ACCUMULATION UNITS Outstanding at end of
     period............................................        _______           100
  INTERMEDIATE FIXED INCOME SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.1029
   No. of ACCUMULATION UNITS Outstanding at end of
     period............................................        _______           100
  GLOBAL FIXED INCOME SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.2068
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................        _______           100
  MID CAP EQUITY SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.1186
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................        _______           543
  SMALL CAP EQUITY SUB-ACCOUNT
   Unit value at beginning of period...................   $     ______    $    10.00
   Unit value at end of period.........................   $     ______    $   9.7057
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................         ______           507
  LARGE CAP GROWTH SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.4344
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................        _______           345
  LARGE CAP VALUE SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $   9.6830
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................        _______           364
  GROWTH & INCOME SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.0687
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................        _______           353
  BALANCED SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.0854
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................        _______           100

BERGER INSTITUTIONAL PRODUCTS TRUST:
  BERGER/BIAM IPT--INTERNATIONAL SUB-ACCOUNT
   Unit value at beginning of period...................   $    _______    $    10.00
   Unit value at end of period.........................   $    _______    $  10.4116
   No. of ACCUMULATION UNITS Outstanding at end of
    period.............................................        _______           482

     ACCUMULATION UNIT values are not shown for the sub-accounts investing in VP Value, VP Income & Growth, Dreyfus Stock Index Fund, Dreyfus Variable Investment Fund-Disciplined Stock Portfolio, INVESCO VIF-High Yield Portfolio, INVESCO VIF-Industrial Income Portfolio, and Lazard Retirement Small Cap Portfolio because they were first offered under the contract on December 31, 1998.



APPENDIX B - ADDITIONAL DEATH BENEFIT OPTION

     The following examples show you how we calculate the additional death benefit (ADB) if you elect the Additional Death Benefit Option.

EXAMPLE #1

Owner purchases contract at age 50;
Spouse, who is age 45, is named Beneficiary;
Total Purchase Payments at death of $100,000;
Owner dies at age 70, with Contract Value of $250,000.

The Additional Death Benefit payable to the Beneficiary would be $22,500.
This is determined by .15 x [ADB Ending Value ($250,000) - ADB Base Value ($100,00)]- i.e. .15 x $150,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $272,500.

EXAMPLE #2

Same assumptions as Example #1, except that surviving spouse elects to continue the contract.

The contract value ($250,000) on the date of election to continue the contract would be increased by $22,500 to $272,500. The ADB Base Value would be $272,500. Assume the surviving spouse dies at age 75, no additional purchase payments were made, and the Contract Value was $400,000. The second Additional Death Benefit payable to the current Beneficiary would be $19,125. This is determined by .15 x [ADB Ending Value ($400,000)-spouse's ADB Base Value ($272,500)]-i.e. .15 x $127,500. If the basic death benefit were equal to the contract value, the total death benefit would be $419,125.



EXAMPLE #3

Owner purchases contract at age 70;
Spouse who is also age 70 is named as Beneficiary;
Purchase Payments total $100,000;
Owner dies at age 85 with a Contract Value of $250,000;
the Contract Value on the Owner's  81st birthday was $200,000.

The Additional Death Benefit payable to the beneficiary would be $15,000. This is determined by .15 x [ADB Ending Value ($200,000, since the value at the Owner's 81st birthday is less than the value at death)-ADB Base Value ($100,000)]-i.e. .15 x $100,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $265,000. If the surviving spouse elects to continue the contract, the contract value would be increased to $265,000. However, since the surviving spouse is older than age 80, there would be no second Additional Death Benefit at his/her death.

                               Detach and mail to:


                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                           9735 LANDMARK PARKWAY DRIVE
                            ST. LOUIS, MO 63127-1690


     Please send me, at no charge, the Statement of Additional Information dated May 1, 1999 for the Annuity Contract issued by BMA.

           (Please print or type and fill in all information)

- ----------------------------------------------------------------------------
Name

- ----------------------------------------------------------------------------
Address

- ----------------------------------------------------------------------------
City                              State                        Zip Code





                             BMA-Registered Trademark-
                             ------------------------------
                             A MEMBER OF THE GENERALI GROUP








                   Business Men's Assurance Company of America
                     P.O. Box 412879 / Kansas City, MO 64141



V1013-3 (5/99)



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                                  May 1, 1999

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1-888-262-8131, 9735 Landmark Parkway Drive, St. Louis, MO 63127-1690.

THIS  STATEMENT OF ADDITIONAL  INFORMATION  AND THE  PROSPECTUS ARE DATED MAY 1,
1999.


                                TABLE OF CONTENTS

COMPANY  ..................................................................

EXPERTS  ..................................................................

LEGAL OPINIONS.............................................................

DISTRIBUTOR................................................................
   Reduction or Elimination of the Withdrawal Charge.......................

CALCULATION OF PERFORMANCE DATA............................................

FEDERAL TAX STATUS.........................................................

ANNUITY PROVISIONS.........................................................

MORTALITY AND EXPENSE GUARANTEE............................................

FINANCIAL STATEMENTS.......................................................


                                     COMPANY

Business Men's Assurance Company of America ("BMA" or the "Company"), BMA Tower, 700 Karnes Blvd., Kansas City, Missouri, 64108 was incorporated in 1909 under the laws of the state of Missouri. BMA is licensed in the District of Columbia, Puerto Rico and all states except New York. BMA is a wholly owned subsidiary of Assicurazioni Generali S.p.A., which is the largest insurance organization in Italy.

                                     EXPERTS

The financial statements of BMA Variable Annuity Account A at December 31, 1998, and for the period from November 24, 1997 (inception) to December 31, 1997, and the consolidated financial statements of Business Men's Assurance Company of America at December 31, 1998 and 1997, and for each of the three years in the period ended December 31, 1998, appearing in this Statement of Additional Information have been audited by _________________, 1200 Main Street, Kansas City, Missouri 64105, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts.

                                   DISTRIBUTOR

Jones & Babson, Inc., acts as the distributor. The offering is on a continuous basis.

                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

     1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

     2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

     3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination of the Withdrawal Charge will be unfairly discriminatory to any person.


                         CALCULATION OF PERFORMANCE DATA

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the coverage charge, the expenses for the underlying investment portfolio being advertised and any applicable contract maintenance charges and withdrawal charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described.

The formula used in these calculations is:

                                           n
                                P ( 1 + T)    =  ERV

Where:

         P        =        a hypothetical initial payment of $1,000
         T        =        average annual total return
         n        =        number of years
         ERV      =        ending  redeemable  value  at the end of the  time
                           periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge and contract maintenance charge. The deduction of any withdrawal charge and contract maintenance charge would reduce any percentage increase or make greater any percentage decrease.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

YIELD

THE MONEY MARKET PORTFOLIO. The Company may advertise yield and effective information for the Money Market Portfolio. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the subaccount refers to the income generated by an investment in the subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Money Market Portfolio's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the coverage charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective yield = [(Base Period Return + 1)365/7]-1.)

The Company does not currently advertise any yield information for the Money Market Portfolio.

OTHER PORTFOLIOS. The Company may also quote current yield in sales literature, advertisements and Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Portfolio) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the coverage charge and the contract maintenance charge) by the accumulation unit value on the last day of the period, according to the following formula:

                                           6
              Yield  =  2  [[(a-b)  +  1]    -  1]
                             ----
                             cd

Where:

          a = net investment income earned during the period by the Portfolio attributable to shares owned by the subaccount.

          b  = expenses accrued for the period (net of reimbursements).

          c = the average daily number of accumulation units outstanding during the period.

          d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods identified in the advertisement or communication. Yield calculations assume no withdrawal charge. The Company does not currently advertise any yield information for any Portfolio.

PERFORMANCE INFORMATION

Section I - PERFORMANCE INFORMATION OF SEPARATE ACCOUNT

The following total return information reflects performance for the accumulation units of the Separate Account investing in Investors Mark Series Fund, Inc. for the periods shown. Charts 1A-D reflect the deduction of the coverage charge and the operating expenses of the Portfolio. Charts 2A-D reflect the deduction of the coverage charge, contract maintenance charge, withdrawal charge and the operating expenses of the Portfolio. The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. Past performance does not guarantee future results.


Chart 1-A (reflects 1.45% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:


                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund

Chart 1-B (reflects 1.25% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund

Chart 1-C (reflects 1.60% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund

Chart 1-D (reflects 1.40% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund

Chart 2-A (reflects 1.45% coverage charge, contract maintenance charge, withdrawal
Charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund

Chart 2-B (reflects 1.25% coverage charge, contract maintenance charge, withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund

Chart 2-C (reflects 1.60% coverage charge, contract maintenance charge, withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund

Chart 2-D (reflects 1.40% coverage charge, contract maintenance charge, withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                           Separate Account
                                           Inception Date                           Since
                                           in Portfolio            1 Year           Inception
                                           -----------------       ------           ---------

Intermediate Fixed Income Portfolio
Mid Cap Equity Portfolio
Money Market Portfolio
Global Fixed Income Portfolio
Small Cap Equity Portfolio
Large Cap Growth Portfolio
Large Cap Value Portfolio
Growth & Income Portfolio
Balanced Portfolio
Berger/BIAM IPT--International Fund


SECTION II - HISTORICAL PERFORMANCE OF CERTAIN PORTFOLIOS

Certain Portfolios have been in existence for some time and consequently have investment performance history. In order to demonstrate how the historical investment experience of certain Portfolios affects accumulation unit values, we have developed the following performance information. The information is based upon the historical experience of the Portfolios and is for the periods shown. Charts 3A-D reflect the deduction of the coverage charge and the operating expenses of the Portfolio. Charts 4A-D reflect the deduction of the coverage charge, contract maintenance charge, withdrawal charge and the operating expenses of the Portfolio. The inception dates shown below are the dates the underlying Portfolios commenced investment operations. Past performance does not guarantee future results.


Chart 3-A (reflects 1.45% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

Chart 3-B (reflects 1.25% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

Chart 3-C (reflects 1.60% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR THE PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

Chart 3-D (reflects 1.40% coverage charge and Portfolio expenses)
ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

Chart 4-A (reflects 1.45% coverage charge, contract maintenance charge, withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

Chart 4-B (reflects 1.25% coverage charge, contract maintenance charge, withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

Chart 4-C (reflects 1.60% coverage charge, contract maintenance charge, withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

Chart 4-D (reflects 1.40% coverage charge, contract maintenance charge, withdrawal charge and Portfolio expenses)
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDING 12/31/98:

                                               Portfolio
                                               Inception                             10 Years/
                                               Date          1 Year     5 Years      Since Inception
                                               ------------------------------------------------------
VP Value
VP Income & Growth
Dreyfus Stock Index Fund
Dreyfus Variable Investment Fund--
  Disciplined Stock Portfolio
INVESCO-VIF--High Yield Portfolio
INVESCO VIF--Industrial Income Portfolio
Lazard Retirement Small Cap Portfolio

HISTORICAL UNIT VALUES

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

GENERAL

NOTE: THE FOLLOWING DESCRIPTION IS BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO ANNUITIES IN GENERAL. THE COMPANY CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN SUCH LAWS WILL BE MADE. PURCHASERS ARE CAUTIONED TO SEEK COMPETENT TAX ADVICE REGARDING THE POSSIBILITY OF SUCH CHANGES. THE COMPANY DOES NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED HEREIN MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions. The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions). Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

TAX TREATMENT OF WITHDRAWALS - NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing Qualified Contracts.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions.(See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

   ROTH IRAS

Section 408(A) of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF WITHDRAWALS - QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).


With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception is used.

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

                               ANNUITY PROVISIONS

FIXED ANNUITY

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity will be determined in accordance with annuity tables contained in the contract.

VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

ANNUITY UNIT VALUE

On the Annuity Date a fixed number of Annuity Units will be purchased as follows:

For each Subaccount the fixed number of Annuity Units is equal to the Adjusted Contract Value for all Subaccounts, divided first by $1000, then multiplied by the appropriate Annuity Payment amount from the Annuity Table contained in the Contract for each $1000 of value for the Annuity Option selected, and then divided by the Annuity Unit value for that Subaccount on the Annuity Date. After that, the number of Annuity Units in each Subaccount remains unchanged unless you elect to transfer between Subaccounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each Annuity Payment date, the total Variable Annuity Payment is the sum of the Annuity Payments for each Subaccount. The Variable Annuity Payment in each Subaccount is determined by multiplying the number of Annuity Units then allocated to such Subaccount by the Annuity Unit value for that Subaccount.

On each subsequent business day, the value of an Annuity Unit is determined in the following way:

First: The net Investment Factor is determined as described in the Prospectus under "Accumulation Units".

Second: The value of an Annuity Unit for a business day is equal to:

          a. the value of the Annuity Unit for the immediately preceding business day;

          b.   multiplied by the Net Investment Factor for current business day;

          c. divided by the Assumed Net Investment Factor (see below) for the business day.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular business day. The Assumed Investment Return that we will use is 3 1/2%. However, we may agree with you to use a different value.

BMA may elect to determine the amount of each annuity payment up to 10 business days prior to the elected payment date. The value of your contract less any applicable premium tax is applied to the applicable annuity table to determine the initial annuity payment.

                         MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each Annuity Payment after the first will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The audited balance sheet of BMA Variable Annuity Account A as of December 31, 1998 and the related statement of operations and changes in net assets for the period for December 31, 1998 and from November 24, 1997 (inception) to December 31, 1997, and the report of _________________, independent auditors with respect thereto, follow.

The audited consolidated financial statements of the Company as of December 31, 1998 and 1997, and for each of the years in the three year period ended December 31, 1998, which are also included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     a.  Financial Statements

The financial statements of the Separate Account and the Company will be filed in a Post-Effective Amendment.

     b.  Exhibits

      1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*
      2.     Not Applicable
      3.(a)  Principal Underwriter's Agreement **
      3.(b)  Form of Selling Agreement**
      4.(a)  Individual Variable Annuity Contract*
      4.(b)  Waiver of Withdrawal Charge and Interest Adjustment Rider**
      4.(c)  Death Benefit Endorsement +
      4.(d)  Additional Death Benefit Endorsement
      5.     Application for Individual Variable Annuity Contract**
      6.     (i)  Copy of Articles of Incorporation of the Company**
             (ii) Copy of the Bylaws of the Company**
      7.     Not Applicable
      8.     Form of Fund Participation Agreement**
      9.     Opinion and Consent of Counsel (to be filed by amendment)
     10.     Independent Auditors' Consent  (to be filed by amendment)
     11.     Not Applicable
     12.     Not Applicable
     13.     Calculation of Performance Information (to be filed by amendment)
     14.     Company Organizational Chart**
     27.     Not Applicable

     *Incorporated by reference to Registrant's Form N-4, as electronically filed on August 5, 1997.

     **Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, as electronically filed on October 17, 1997.

     ***Incorporated by reference to Registrant's Post-Effective Amendment No.2 to Form N-4, as electronically filed on July 8, 1998.

     + Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4, as electronically filed on August 14, 1998.

Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:

Name and Principal                               Positions and Offices
Business Address                                 with Depositor
Giorgio Balzer                                   Director, Chairman of the Board and
BMA Tower                                        Chief Executive Officer
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert Thomas Rakich                             Director, President and Chief Operating Officer
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Dennis Keith Cisler                              Senior Vice President - Information
BMA Tower                                        Systems
700 Karnes Blvd.
Kansas City, MO 64108-3306

David Lee Higley                                 Senior Vice President & Chief Financial
BMA Tower                                        Officer
700 Karnes Blvd.
Kansas City, MO 64108-3306

Stephen Stanley Soden                            Senior Vice President - BMA Financial
BMA Tower                                        Group
700 Karnes Blvd.
Kansas City, MO 64108-3306

Michael Kent Deardorff                           Senior Vice President - Marketing,
BMA Tower                                        BMA Financial Group
700 Karnes Blvd.
Kansas City, MO 64108-3306

James Evan Kilmer                                Vice President - Taxes
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Edward Scott Ritter                              Senior Vice President -  Insurance Services,
BMA Tower                                        Corporate Development & Communications
700 Karnes Blvd.
Kansas City, MO 64108-3306

David A. Gates                                   Vice President & General Counsel
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Martin Jefferson Fuller                          Senior Vice President - Workplace
BMA Tower                                        Benefits
700 Karnes Blvd.
Kansas City, MO 64108-3306

Robert Noel Sawyer                               Senior Vice President & Chief Investment
BMA Tower                                        Officer
700 Karnes Blvd.
Kansas City, MO 64108-3306

Vernon Wirt Voorhees II                          Director, Senior Vice President -
BMA Tower                                        Corporate Services & Secretary
700 Karnes Blvd.
Kansas City, MO 64108-3306

Margaret Mary Heidkamp                           Vice President - Operations, Variable and
BMA Tower                                        Asset Accumulation Products
700 Karnes Blvd.
Kansas City, MO 64108-3306

Jay Brian Kinnamon                               Vice President & Corporate Actuary
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Susan Annette Sweeney                            Vice President - Treasurer & Controller
BMA Tower
700 Karnes Blvd.
Kansas City, MO 64108-3306

Gerald W. Selig                                  Vice President & Actuary - Accumulation
BMA Tower                                        Products
700 Karnes Blvd.
Kansas City, MO 64108-3306

Thomas Morton Bloch                              Director

Gianguido Castagno                               Director

William Thomas Grant II                          Director

Donald Joyce Hall, Jr.                           Director

Allan Drue Jennings                              Director

David Woods Kemper                               Director

Giorgio Liveris                                  Director

John Kessander Lundberg                          Director

John Pierre Mascotte                             Director

Giovanni Perissinotto                            Director

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart was filed as Exhibit 14 in Pre-Effective Amendment No. 1 to Form N-4 and is incorporated herein by reference.

Item 27. As of December 7, 1998, there were 35 Non-Qualified Contract Owners and 11 Qualified Contract Owners.

Not Applicable

Item 28.    Indemnification

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     a.  Jones & Babson, Inc. is the principal underwriter for the Contracts.
         It is also the principal underwriter for:  BMA Variable Life Account A.

     b.  The following are the officers and directors of Jones & Babson, Inc.:

    Name and                               Positions and Offices
Business Address                             with Underwriter
-------------------------                  ---------------------
Larry D. Armel                             President,
5540 Belinder                              Director and CEO
Shawnee Mission, KS 66205

P. Bradley Adams                           Vice President, Chief
12019 Cherokee Lane                        Financial Officer and
Leawood, KS 66209                          Treasurer

Michael A. Brummel                         Vice President
1304 NE Oakwood Drive                      Asst. Sec. and Asst. Treas.
Lee's Summit, MO 64086

Martin A. Cramer                           Vice President and
13885 S. Brougham Drive                    Secretary
Olathe, KS 66062

John G. Dyer                               Asst. Secretary and
36-L Street                                Legal Counsel
Lake Latowana, MO 64086

Constance B. Martin                        Asst. Vice President
2305 W 95th Street
Leawood, KS 66206

Stephen S. Soden                           Chairman of the Board and
BMA Tower                                  Director
One Penn Valley Park
Kansas City, MO 64141

Giorgio Balzer                             Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Robert T. Rakich                           Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Edward S. Ritter                           Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Robert N. Sawyer                           Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Vernon W. Voorhees                         Director
BMA Tower
One Penn Valley Park
Kansas City, MO 64141

Item 30.    Location of Accounts and Records

The physical possession of the accounts, books or documents of the Separate Account which are required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Company at 700 Karnes Boulevard, Kansas City Missouri 64108.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this Registration Statement to be signed on its behalf in the City of Kansas City and the State of Missouri, on this 1st day of February, 1999.

                         BMA VARIABLE ANNUITY ACCOUNT A
                                      (Registrant)

                         By: BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                                      (Depositor)


                         By:  /S/ DAVID A. GATES
                            --------------------------------


                        BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                                      (Depositor)


                         By: /S/ MICHAEL K. DEARDORFF
                            ---------------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE AND TITLE


Giorgio Balzer*
---------------------                    Director, Chairman of the Board                     2/1/99
Giorgio Balzer                           and Chief Executive Officer                        ---------
                                                                                             Date

Thomas Morton Bloch*                                                                         2/1/99
---------------------                          Director                                     ---------
Thomas Morton Bloch                                                                          Date



Gianguido Castagno*                                                                          2/1/99
--------------------------                     Director                                     ---------
Gianguido Castagno                                                                           Date



William Thomas Grant II *                                                                    2/1/99
---------------------------                    Director                                     ---------
William Thomas Grant II                                                                       Date


Donald Joyce Hall, Jr.*                                                                      2/1/99
---------------------------                    Director                                     --------
Donald Joyce Hall, Jr.                                                                        Date


Allan Drue Jennings*                                                                         2/1/99
---------------------------                    Director                                     ---------
Allan Drue Jennings                                                                            Date

David Woods Kemper*                                                                          2/1/99
---------------------------                    Director                                     ---------
David Woods Kemper                                                                             Date

Giorgio Liveris*                                                                             2/1/99
---------------------------                    Director                                     --------
Giorgio Liveris                                                                                Date

John Kessander Lundberg*                                                                     2/1/99
---------------------------                    Director                                     ----------
John Kessander Lundberg                                                                        Date

John Pierre Mascotte*                                                                        2/1/99
----------------------------                   Director                                     ----------
John Pierre Mascotte                                                                           Date

Giovanni Perissinotto*                                                                       2/1/99
---------------------------                    Director                                     ----------
Giovanni Perissinotto                                                                          Date

/S/ ROBERT T. RAKICH                                                                         2/2/99
---------------------------                    Director, President and Chief                ---------
Robert Thomas Rakich                           Operating Officer                               Date

/S/ VERNON W. VOORHEES II                                                                    2/1/99
---------------------------                    Director, Senior Vice President -            ---------
Vernon Wirt Voorhees II                        Corporate Services & Secretary                   Date

/S/ DAVID LEE HIGLEY                                                                         2/1/99
--------------------------                     Senior Vice President & Chief                ---------
David Lee Higley                               Financial Officer                               Date

/S/ SUSAN ANNETTE SWEENEY                                                                    2/1/99
--------------------------                     Vice President - Treasurer &                 --------
Susan Annette Sweeney                          Controller                                      Date


*By:   /S/ ROBERT T. RAKICH
       ----------------------------
           Attorney-in-Fact

*By:   /S/ VERNON W. VOORHEES II
      -----------------------------
           Attorney-in-Fact

                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 5 TO

                                    FORM N-4

                         BMA VARIABLE ANNUITY ACCOUNT A

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA




                                INDEX TO EXHIBITS

Exhibit                                                            Page

EX-99.B4(d)  Additional Death Benefit Endorsement